Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.2%)
1,2	United States Treasury Note/Bond	1.125%	2/28/22	80,000	81,350
3	United States Treasury Note/Bond	1.375%	2/15/23	10,000	10,313
	United States Treasury Note/Bond	1.125%	2/28/27	5,000	5,198
	United States Treasury Note/Bond	1.500%	2/15/30	2,000	2,156
					99,017
Conventional Mortgage-Backed Securities (0.0%)
4,5,6	Fannie Mae Pool	4.500%	9/1/48–4/1/50	151	158
4,5	Freddie Mac Gold Pool	4.500%	1/1/49	17	18
					176
Nonconventional Mortgage-Backed Securities (0.6%)
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.692%	3.692%	2/1/37	8	9
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.750%	4.000%	9/1/32	5	5
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.760%	4.352%	8/1/37	8	8
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.035%	8/1/33	26	27
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.785%	4.410%	8/1/33	14	15
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.487%	7/1/33	66	69
4,5,7	Fannie Mae Pool, 12M USD LIBOR +
	1.960%	4.585%	5/1/33	2	2
4,5,7	Fannie Mae Pool, 1Y CMT + 2.000%	3.700%	12/1/32	4	5
4,5,7	Fannie Mae Pool, 1Y CMT + 2.125%	4.601%	6/1/33	21	22
4,5,7	Fannie Mae Pool, 1Y CMT + 2.185%	4.560%	7/1/32	3	3
4,5,7	Fannie Mae Pool, 1Y CMT + 2.210%	4.510%	5/1/33	26	28
4,5	Fannie Mae REMICS	1.750%	11/25/32	694	716
4,5	Fannie Mae REMICS	2.250%	6/25/44	330	342
4,5	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	1,166	1,220
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.750%	4.367%	8/1/37	24	26
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.893%	4.143%	9/1/32	16	16
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.896%	10/1/32	6	7
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	3.961%	2/1/33	4	5
4,5,7	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.961%	4.211%	8/1/33	11	12
4,5,7	Freddie Mac Non Gold Pool, 1Y CMT +
	2.254%	4.254%	9/1/32	1	1
4,5	Freddie Mac REMICS	2.500%	10/25/48	734	772

4,5	Freddie Mac REMICS	3.000%	10/25/48–7/25/49	1,441	1,541
4,5	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	741	768
4,5	Freddie Mac REMICS	6.500%	5/15/24	454	493
4	Ginnie Mae REMICS	2.750%	2/20/46–5/20/46	179	183
4	Ginnie Mae REMICS	2.500%	9/20/49	492	519
4	Ginnie Mae REMICS	2.750%	1/20/46	981	1,004
4	Ginnie Mae REMICS	3.000%	12/20/47	367	376
4	Ginnie Mae REMICS	1.500%	11/20/45	92	92
4	Ginnie Mae REMICS	2.750%	9/20/45–5/20/46	2,791	2,855
4	Ginnie Mae REMICS	3.000%	3/20/41	186	192
					11,333
Total U.S. Government and Agency Obligations (Cost $109,098)					110,526
Asset-Backed/Commercial Mortgage-Backed Securities (20.4%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	490	490
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	593
4	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	240	245
4	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	660	653
4	Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	250	248
4,8	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	273	287
4,8	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	80
4,8	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	399	414
4,8	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	346	357
4,8	American Homes 4 Rent 2015-SFR2	3.732%	10/17/52	166	173
4,8	American Homes 4 Rent 2015-SFR2	4.295%	10/17/52	100	103
4,8	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	428	439
4,8	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	275	282
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	240	240
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	700	559
4	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	560	526
4,8	AOA Mortgage Trust 2015-1177	2.957%	12/13/29	280	280
4,8	Applebee's Funding LLC / IHOP Funding
	LLC 2019-1	4.194%	6/7/49	150	147
§,4,8	ARI Fleet Lease Trust 2020-A	1.800%	8/15/28	300	300
4,8	ARL Second LLC 2014-1A	2.920%	6/15/44	252	253
4,8	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	480	486
4,8	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	240	261
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	1,120	1,102
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	100	99
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	180	168
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	590	581
4,8	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	128
4,8	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.287%	11/5/32	410	421
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.429%	9/15/48	220	228
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.441%	9/15/48	300	315

4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	710	752
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	4.360%	9/15/48	40	38
4	Banc of America Commercial Mortgage
	Trust 2017-BNK3	3.574%	2/15/50	110	116
4	Banc of America Funding 2006-H Trust	4.123%	9/20/46	156	122
4	BANK 2017 - BNK4	3.625%	5/15/50	150	159
4	BANK 2017 - BNK5	3.390%	6/15/60	275	291
4	BANK 2017 - BNK6	3.254%	7/15/60	1,060	1,121
4	BANK 2017 - BNK6	3.518%	7/15/60	440	463
4	BANK 2017 - BNK6	3.741%	7/15/60	80	83
4	BANK 2017 - BNK7	3.175%	9/15/60	30	32
4	BANK 2017 - BNK7	3.435%	9/15/60	470	494
4	BANK 2017 - BNK8	3.488%	11/15/50	860	913
4	BANK 2017 - BNK9	3.538%	11/15/54	500	532
4	BANK 2018 - BN10	3.641%	2/15/61	300	317
4	BANK 2018 - BN10	3.688%	2/15/61	500	534
4	BANK 2018 - BN12	4.255%	5/15/61	70	79
4	BANK 2018 - BN14	4.185%	9/15/60	485	526
4	BANK 2019 - BN17	3.623%	4/15/52	164	173
4	BANK 2019 - BN17	3.714%	4/15/52	446	482
4	BANK 2019 - BN18	3.584%	5/15/62	490	523
4	BANK 2019 - BN19	3.183%	8/15/61	530	553
4	BANK 2019 - BN20	3.011%	9/15/62	300	307
4	BANK 2019 - BN21	2.851%	10/17/52	370	373
4	BANK 2020 - BN25	2.649%	1/15/63	400	400
4	Bank of America Mortgage Trust 2002-J	4.553%	9/25/32	1	1
4	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	600	623
4	BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	990	1,023
4	Bear Stearns ARM Trust 2006-4	3.799%	10/25/36	224	185
4	Bear Stearns ARM Trust 2007-3	4.093%	5/25/47	187	159
4	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	100	105
4	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	210	227
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	160	165
4	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	250	240
4	Benchmark 2018-B1 Mortgage Trust	4.117%	1/15/51	390	344
4	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	220	243
4	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	669	725
4	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	820	921
4	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	512	575
4	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	177	187
4	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	430	434
4	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	1,300	1,247
4,7	Brazos Higher Education Authority Inc.
	Series 2005-3, 3M USD LIBOR +
	0.200%	1.416%	6/25/26	173	171
4,7	Brazos Higher Education Authority Inc.
	Series 2011-1, 3M USD LIBOR +
	0.800%	2.479%	2/25/30	320	305
4,8	BX Trust 2019-OC11	3.202%	12/9/41	500	509
4,8	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	52	52
4,8	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	105	106
4,8	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	417	377
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	150	151
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	70	70

4,8	Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	220	223
4,8	Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	140	143
4,8	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	180	180
4,8	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	80	82
4,8	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.830%	7/19/24	930	925
4,8	Canadian Pacer Auto Receiveable Trust A
	Series 2020	1.890%	3/19/25	200	198
4	Capital Auto Receivables Asset Trust
	2016-2	3.160%	11/20/23	40	40
4	Capital Auto Receivables Asset Trust
	2016-3	2.650%	1/20/24	80	80
4	Capital One Auto Receivables Trust 2019-
	1	2.510%	11/15/23	1,170	1,164
4	Capital One Auto Receivables Trust 2019-
	1	2.560%	10/15/24	390	394
4	Capital One Auto Receivables Trust 2019-
	2	1.920%	5/15/24	1,530	1,519
4	Capital One Auto Receivables Trust 2020-
	1	1.600%	11/15/24	4,390	4,311
4	Capital One Auto Receivables Trust 2020-
	1	1.630%	8/15/25	790	752
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	140
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	100
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	169
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	130	130
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	130	130
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	505
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	220	222
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	143
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	200
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	210	207
4	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	870	878
4	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	440
4	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	650	660
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	240	248
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	210	217
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	140	144
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	200	180
4	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	1,500	1,427
4	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	270	271
4	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	350	351
4	CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	1,650	1,607
4	CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	440	439
4	CarMax Auto Owner Trust 2019-4	2.600%	9/15/25	140	139
4	CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	380	377
4	CD 2016-CD1 Commercial Mortgage
	Trust	2.724%	8/10/49	95	97
4	CD 2016-CD1 Commercial Mortgage
	Trust	3.631%	8/10/49	40	35
4	CD 2017-CD3 Commercial Mortgage
	Trust	3.631%	2/10/50	510	537
4	CD 2017-CD4 Commercial Mortgage
	Trust	3.514%	5/10/50	180	193

4	CD 2017-CD5 Commercial Mortgage
	Trust	3.431%	8/15/50	465	496
4	CD 2017-CD6 Commercial Mortgage
	Trust	3.456%	11/13/50	165	174
4	CD 2019-CD8 Commercial Mortgage
	Trust	2.912%	8/15/57	300	308
4	CenterPoint Energy Transition Bond Co.
	IV LLC 2012-1	2.161%	10/15/21	123	123
4,8	CFCRE Commercial Mortgage Trust
	2011-C2	5.744%	12/15/47	390	408
4	CFCRE Commercial Mortgage Trust
	2016-C4	3.283%	5/10/58	502	524
4,8	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	484	479
4,8	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	1,054	1,041
4	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.494%	3/20/36	127	108
4	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.419%	2/25/47	136	107
4,8	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	480	481
4,8	Citigroup Commercial Mortgage Trust
	2012-GC8	3.683%	9/10/45	52	53
4	Citigroup Commercial Mortgage Trust
	2013-GC11	3.093%	4/10/46	156	160
4	Citigroup Commercial Mortgage Trust
	2013-GC15	3.942%	9/10/46	142	147
4	Citigroup Commercial Mortgage Trust
	2013-GC15	4.371%	9/10/46	90	96
4	Citigroup Commercial Mortgage Trust
	2014-GC19	4.023%	3/10/47	550	584
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.575%	5/10/47	85	89
4	Citigroup Commercial Mortgage Trust
	2014-GC21	3.855%	5/10/47	1,208	1,263
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.356%	7/10/47	313	327
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	570	596
4	Citigroup Commercial Mortgage Trust
	2014-GC23	3.863%	7/10/47	310	314
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.175%	7/10/47	130	131
4	Citigroup Commercial Mortgage Trust
	2014-GC23	4.436%	7/10/47	153	148
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.372%	10/10/47	1,400	1,462
4	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	1,251	1,277
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.345%	10/10/47	170	172
4	Citigroup Commercial Mortgage Trust
	2014-GC25	4.525%	10/10/47	20	19
4	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	770	801
4	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	1,295	1,383
4	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	1,389	1,471

4	Citigroup Commercial Mortgage Trust
	2015-GC33	4.572%	9/10/58	100	94
4	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	1,146	1,199
4	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	120	120
4	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	485	499
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.203%	9/15/50	60	64
4	Citigroup Commercial Mortgage Trust
	2017-P8	3.465%	9/15/50	1,020	1,084
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.192%	9/15/50	240	233
4	Citigroup Commercial Mortgage Trust
	2017-P8	4.269%	9/15/50	240	209
4	Citigroup Commercial Mortgage Trust
	2018-C5	4.228%	6/10/51	10	11
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.343%	11/10/51	650	711
4	Citigroup Commercial Mortgage Trust
	2018-C6	4.412%	11/10/51	800	911
4	Citigroup Commercial Mortgage Trust
	2019-C7	3.042%	12/15/72	650	663
4	Citigroup Commercial Mortgage Trust
	2020-GC46	2.717%	2/15/53	1,060	1,069
4	Citigroup Mortgage Loan Trust 2007-AR8	4.445%	7/25/37	92	81
4,8	CLI Funding V LLC 2013-1A	2.830%	3/18/28	196	185
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	102
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	499	492
4,8	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	263
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	262	264
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	71
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	178	183
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	280
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,125
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	258	262
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	171	177
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,006	1,064
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	1,076	1,130
4	COMM 2013-CCRE13 Mortgage Trust	4.889%	11/10/46	110	115
4	COMM 2013-CCRE13 Mortgage Trust	4.889%	11/10/46	1,300	1,272
4,8	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	253
4,8	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	70
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	38	39
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,258
4	COMM 2013-CCRE9 Mortgage Trust	4.221%	7/10/45	330	344
4,8	COMM 2013-CCRE9 Mortgage Trust	4.245%	7/10/45	250	257
4,8	COMM 2013-CCRE9 Mortgage Trust	4.245%	7/10/45	280	273
4,8	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	178	184
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	330
4,8	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	461
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	80	82
4,8	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	110	106
4,8	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	980	1,020
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	53

4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	470	504
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	89	88
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	536
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	261
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	39	41
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,141	1,214
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	682
4	COMM 2014-CCRE17 Mortgage Trust	4.784%	5/10/47	200	194
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	222	231
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	781	822
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	640	671
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	975
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,029	1,079
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	479	508
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	856
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	252	268
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	991	1,067
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	798
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	423
4	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	825	786
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	245	253
4	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	1,000	1,056
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	414	436
4	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.354%	8/15/48	240	219
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	981	1,024
4	CSAIL 2016-C5 Commercial Mortgage
	Trust	4.577%	11/15/48	220	207
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	1,483	1,569
4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	525	529
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	520	586
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	400	428
4,8	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	420	433
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,010	1,141
4	DBJPM 16-C1 Mortgage Trust	3.348%	5/10/49	60	51
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	774
4,7,8	DELAM 2018-1, 1M USD LIBOR +
	0.700%	1.450%	11/19/25	500	497
4,8	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	1,110	1,136
4	Discover Card Execution Note Trust 2019-
	A3	1.890%	10/15/24	1,740	1,747
4,8	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	699	699
4,8	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	300	311
4,8	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	1,000	1,022
4,8	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	730	765
4,8	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	1,030	1,055
4,8	DLL Securitization Trust Series 2019-MT3	2.080%	2/21/23	900	875
4,8	DLL Securitization Trust Series 2019-MT3	2.150%	9/21/26	500	501
4,8	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	484	480
4,8	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	429	417
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	49	50

4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	566	563
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	870	885
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	937	933
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	539
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	502
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	770	769
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	660	641
4	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	500	471
4	Drive Auto Receivables Trust 2020-1	2.020%	11/15/23	410	407
4,7,8	Edsouth Indenture No 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	1.747%	10/25/56	323	310
4,8	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	238	239
4,8	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	485	487
4,8	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	272	271
4,8	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/20/24	430	451
4,8	Enterprise Fleet Financing LLC Series
	2020-1	1.780%	12/22/25	2,400	2,387
4,8	Enterprise Fleet Financing LLC Series
	2020-1	1.860%	12/22/25	500	483
4,8	Fair Square Issuance Trust FSIT_20-A	2.900%	9/20/24	440	405
4,5,7,8	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	1.697%	6/25/39	170	170
4,5,7,8	Fannie Mae Connecticut Avenue
	Securities 2019-R05, 1M USD LIBOR +
	0.750%	1.697%	7/25/39	11	11
4,5,7,8	Fannie Mae Connecticut Avenue
	Securities 2019-R06, 1M USD LIBOR +
	0.750%	1.697%	9/25/39	921	906
4,5,7,8	Fannie Mae Connecticut Avenue
	Securities 2019-R07, 1M USD LIBOR +
	0.770%	1.717%	10/25/39	2,086	2,065
4,5,7,8	Fannie Mae Connecticut Avenue
	Securities 2020-R02, 1M USD LIBOR +
	0.750%	1.697%	1/25/40	1,888	1,859
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	526
4,5	Fannie Mae-Aces 2011-48D	3.000%	9/25/49	711	752
4,5	Fannie Mae-Aces 2011-90A	3.500%	12/25/45	533	583
4,5	Fannie Mae-Aces 2013-114D	2.250%	7/25/43	209	214
4,5	Fannie Mae-Aces 2013-115B	2.100%	4/25/43	493	507
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4123C	2.000%	7/15/42	587	612
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4259B	2.250%	4/15/43	202	204
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4259B	2.250%	6/15/43	380	388
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4407A	2.250%	6/15/44	561	590
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4764B	3.000%	10/15/45	712	735
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4935A	2.750%	10/25/49	239	259
4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4935A	2.500%	12/25/49	239	252

4,5	FHLMC Multifamily Structured Pass
	Through Certificates 4950A	2.500%	12/25/49	494	521
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.481%	11/25/36	72	57
4	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	3.990%	1/25/37	141	105
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	780	784
4,8	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	780	773
4,8	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	182
4,8	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	372
4,8	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	249
4	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	450	461
4,8	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,230	2,173
4,8	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	784
4,8	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	650	649
4,8	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	530	525
4,8	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	490	488
4	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	900	904
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	350	357
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	370	380
4,8	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	640	591
4,8	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	630	580
4,8	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	770	759
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	710	708
4	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	985	984
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	1,500	1,482
4	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	260	278
4,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.729%	2/25/48	204	199
4,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.811%	5/25/48	147	146
4,5,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.148%	8/25/48	54	54
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA4, 1M USD
	LIBOR + 0.700%	1.647%	10/25/49	133	133
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA2, 1M USD
	LIBOR + 0.700%	1.647%	4/25/49	44	44
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-HQA3, 1M USD
	LIBOR + 0.750%	1.697%	9/25/49	74	74
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA1, 1M USD
	LIBOR + 0.700%	1.647%	1/25/50	1,500	1,442
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-DNA2, 1M USD
	LIBOR + 0.750%	1.697%	2/25/50	2,900	2,757
4,5,7,8	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2020-HQA1, 1M USD
	LIBOR + 0.750%	1.697%	1/25/50	500	455
4	GM Financial Automobile Leasing Trust
	2020-1	1.700%	12/20/23	320	314

4	GM Financial Automobile Leasing Trust
	2020-1	1.840%	12/20/23	460	448
4	GM Financial Automobile Leasing Trust
	2020-1	2.040%	12/20/23	300	288
4	GM Financial Automobile Leasing Trust
	2020-1	2.280%	6/20/24	210	203
4,8	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	390	394
4,8	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	70	70
4	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	250	254
4	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	250	257
4	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	380	388
4	GM Financial Consumer Automobile
	2019-2	2.710%	8/16/24	490	497
4	GM Financial Securitized Term Auto
	Receivables Trust 2019-4	1.760%	1/16/25	170	168
4	GMACM Mortgage Loan Trust 2005-AR6	3.831%	11/19/35	30	27
4,8	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	240	236
4,8	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	410	408
4,8	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	640	648
4,8	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,420	2,615
4,7,8	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.129%	8/25/60	313	307
4,8	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	500	505
4,8	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	170	171
4,8	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	210	221
4,8	GreatAmerica Leasing Receivables
	Funding LLC Series 2020-1	1.850%	2/16/26	400	385
4,8	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	799
4,8	GS Mortgage Securities Trust 2010-C2	5.180%	12/10/43	100	100
4,8	GS Mortgage Securities Trust 2011-GC3	5.637%	3/10/44	70	70
4,8	GS Mortgage Securities Trust 2012-
	BWTR	2.954%	11/5/34	860	850
4,8	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
4	GS Mortgage Securities Trust 2012-GCJ7	5.708%	5/10/45	210	204
4	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	543	577
4,8	GS Mortgage Securities Trust 2013-GC13	4.083%	7/10/46	140	131
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.135%	6/10/46	306	314
4	GS Mortgage Securities Trust 2013-
	GCJ12	3.777%	6/10/46	200	200
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.817%	8/10/46	135	138
4	GS Mortgage Securities Trust 2013-
	GCJ14	3.955%	8/10/46	705	720
4	GS Mortgage Securities Trust 2013-
	GCJ14	4.243%	8/10/46	1,015	1,079
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	1,000	1,059
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21

4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,161
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	396
4	GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	270	270
4	GS Mortgage Securities Trust 2014-GC24	4.532%	9/10/47	410	364
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	523
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,086
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	939	976
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	677	702
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	315
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	102
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	940
4	GS Mortgage Securities Trust 2015-GC34	4.652%	10/10/48	310	293
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	530	536
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	320	336
4	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	130	147
4	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	11
4	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	200	222
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	110	115
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	400	413
8	GTP Acquisition Partners I LLC	2.350%	6/15/20	40	40
4,8	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	729	769
4,8	Harley Marine Financing LLC Barge 2018-
	1	5.682%	5/15/43	460	408
4	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	1,230	1,248
4	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	270	279
4	Harley-Davidson Motorcycle Trust 2020-A	1.930%	4/15/27	240	248
4	Harley-Davidson Motorcycles 2020-A	1.870%	10/15/24	760	778
4,8	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	758	751
4,8	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	198
4,8	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	377
4,8	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	85
4,7,8	Holmes Master Issuer PLC 2018-1, 3M
	USD LIBOR + 0.360%	2.191%	10/15/54	489	485
4,7,8	Holmes Master Issuer PLC 2018-2A, 3M
	USD LIBOR + 0.420%	2.251%	10/15/54	522	522
4	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	260	254
4	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	210	214
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	2,560	2,539
4	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	620	631
4	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	200	204
4	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	230	240
4	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	500	497
4	Honda Auto Receivables 2020-1 Owner
	Trust	1.630%	10/21/26	720	680
4,8	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,030	3,102
4,8	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	400	392
4,8	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	100	99
4,8	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	180	178
4,8	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	100	99
4,8	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	100	98
4,8	HPEFS Equipment Trust 2020-1A	1.760%	2/20/30	600	590

4,8	HPEFS Equipment Trust 2020-1A	1.890%	2/20/30	300	294
4,8	Hudson Yards 2019-30HY	3.228%	7/10/39	330	336
4,8	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	510
4,8	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	140	141
4	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	350	355
4	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	190	200
4	Hyundai Auto Receivables Trust 2019-B	1.940%	2/15/24	1,460	1,446
4	Hyundai Auto Receivables Trust 2019-B	2.000%	4/15/25	410	408
4	Hyundai Auto Receivables Trust 2019-B	2.210%	4/15/25	120	124
4,8	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	510	500
4,7,8	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 0.850%	1.750%	12/17/36	671	617
4,7,8	Invitation Homes 2017-SFR2 Trust, 1M
	USD LIBOR + 1.150%	1.855%	12/17/36	250	211
4,7,8	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.700%	1.405%	3/17/37	998	908
4,7,8	Invitation Homes 2018-SFR1 Trust, 1M
	USD LIBOR + 0.950%	1.655%	3/17/37	260	221
4,8	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	358	368
4,8	Jackson Park Trust 2019-LIC	2.766%	10/14/39	530	492
4	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	346
4	John Deere Owner Trust 2018-B	3.000%	1/15/26	180	183
4	John Deere Owner Trust 2019-B	2.320%	5/15/26	350	353
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	41	41
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.636%	11/15/43	150	150
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.636%	11/15/43	170	169
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	555	564
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.419%	8/15/46	100	103
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	71
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	301	307
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	319	323
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	101
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	661
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	140	140
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	755	763
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	325	341
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.079%	1/15/46	170	169
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	197	204
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	60	63

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	410	434
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	400	415
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.963%	12/15/46	550	572
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.027%	12/15/46	270	262
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	702	714
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.461%	7/15/47	652	666
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	1,164	1,186
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	290	309
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	700	757
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.224%	7/15/50	650	679
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	780	826
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP7	3.454%	9/15/50	350	370
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	439	456
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.039%	7/15/45	180	184
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	243	250
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	316
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	70	73
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	845
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	446
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.198%	11/15/45	340	332
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	497	527
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	950	1,007
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	309
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.804%	2/15/47	300	314
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.804%	2/15/47	150	147
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	70	74
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,204	1,264
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	566	588
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,076

4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	354	366
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	580	601
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	1,290	1,373
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	396
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	590	627
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	270	284
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	513	546
4	JPMBB Commercial Mortgage Securities
	Trust 2016-C1	3.311%	3/15/49	1,000	1,050
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	220	230
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	160	169
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	10	11
4,8	Kubota Credit Owner Trust 2018-1	3.210%	1/15/25	175	180
4,7,8	Lanark Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	448	432
4,7	Lanark Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.103%	12/22/69	285	275
4,8	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	200	198
4,8	Laurel Road Prime Student Loan Trust
	2018-B	3.540%	5/26/43	761	716
4,8	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	450	454
4	M Financial Securitized Term Auto
	Receivables Trust 2019-4	1.750%	7/16/24	400	397
4,8	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	295
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.108%	4/25/34	9	8
4	Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	540	529
4	Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	500	499
4	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	590	587
4,8	Mercedes-Benz Master Owner Trust
	2019-B	2.610%	5/15/24	1,890	1,891
4	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A2	3.033%	2/25/33	13	12
4	Merrill Lynch Mortgage Investors Trust
	MLMI Series 2003-A4	4.518%	7/25/33	7	7
4,8	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	572	570
4,8	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	203
4,8	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	113
4,8	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	220	221
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	515
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	51
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	117	119
4,8	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	885	896

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.083%	7/15/46	70	66
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.083%	7/15/46	683	717
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	3.960%	8/15/46	259	272
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.153%	8/15/46	580	614
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	126	130
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	80	82
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	200	212
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	130	130
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	60	60
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	595	610
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	450	472
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.384%	2/15/47	450	472
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	3.773%	4/15/47	769	804
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.051%	4/15/47	615	643
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15	4.909%	4/15/47	50	50
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	1,004	1,052
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.094%	6/15/47	230	238
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.336%	6/15/47	660	672
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.769%	6/15/47	300	290
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	3.741%	8/15/47	620	646
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C17	4.011%	8/15/47	160	165
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	490	520
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	428	439
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	440	465
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	543	555
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	780	810
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.451%	7/15/50	240	254
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	822	870
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C24	3.479%	5/15/48	420	436

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	1,350	1,411
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	1,455	1,522
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.058%	5/15/49	130	136
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	2,279	2,376
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.747%	5/15/49	40	38
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	2,904	3,073
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	490	520
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	387
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	60
4,8	Morgan Stanley Capital I Trust 2012-
	STAR	3.201%	8/5/34	411	419
4,8	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	698
4,8	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	599
4,8	Morgan Stanley Capital I Trust 2015-420	3.727%	10/12/50	691	724
4	Morgan Stanley Capital I Trust 2015-
	UBS8	3.809%	12/15/48	916	959
4	Morgan Stanley Capital I Trust 2015-
	UBS8	4.585%	12/15/48	350	328
4	Morgan Stanley Capital I Trust 2016-
	BNK2	3.049%	11/15/49	400	406
4	Morgan Stanley Capital I Trust 2016-
	UB11	2.782%	8/15/49	1,054	1,081
4	Morgan Stanley Capital I Trust 2016-
	UBS9	3.594%	3/15/49	963	1,003
4	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	148
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	195	208
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	440	481
4	Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	900	907
4	Morgan Stanley Mortgage Loan Trust
	2006-8AR	3.798%	6/25/36	61	57
4,7,8	Motor PLC 2017-1A, 1M USD LIBOR +
	0.530%	1.477%	9/25/24	244	235
4,7,8	Navient Student Loan Trust 2016-2, 1M
	USD LIBOR + 1.050%	1.997%	6/25/65	36	36
4,7,8	Navient Student Loan Trust 2016-3, 1M
	USD LIBOR + 0.850%	1.797%	6/25/65	48	48
4,7,8	Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	1.697%	3/25/66	659	647
4,8	Navient Student Loan Trust 2017-A	2.880%	12/16/58	405	406
4,8	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	874	875
4,8	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	560	565
4,8	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	2,230	2,306
4,8	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,516
4,8	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	1,360	1,406
4,8	Navient Student Loan Trust 2019-B	3.390%	12/15/59	560	585
4	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	360	348
4	Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	420	415
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.160%	12/16/24	340	347
4	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	280	294

4	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	2,650	2,611
4	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	610	616
4,8	One Bryant Park 2019-OBP A	2.516%	9/15/54	530	483
4,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	201
4,7,8	Pepper Residential Securities Trust 2018-
	A, 1M USD LIBOR + 0.950%	1.761%	3/12/47	5	5
4,7,8	Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.585%	1/16/60	548	545
4,7,8	Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	1.773%	6/20/60	289	288
4,7,8	Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.562%	8/18/60	222	220
4,7,8	Permanent Master Issuer Plc 2018-1A,
	3M USD LIBOR + 0.380%	2.211%	7/15/58	308	296
4,8	PFS Financing Corp 2017-B	2.220%	7/15/22	530	525
4,8	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	837
4,8	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	363
4,7,8	PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.897%	11/25/65	526	502
4,8	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	612	610
4,8	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	229
4,8	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	389	399
4,8	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	97
4,8	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	559	554
4,8	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	97
4,8	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	999	983
4	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	165	169
4,7,8	Resimac Premier Series 2018-1A, 1M
	USD LIBOR + 0.800%	1.663%	11/10/49	502	501
4,7,8	Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.227%	12/5/59	604	601
4,7,8	Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.713%	4/10/50	90	90
4	RFMSI Series 2006-SA2 Trust	5.087%	8/25/36	208	163
4	RFMSI Series 2006-SA3 Trust	5.168%	9/25/36	69	57
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	114	114
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	920	921
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	520	524
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	1,390	1,397
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	780	779
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	1,250	1,212
4,8	Santander Retail Auto Lease Trust 2018-
	A	3.200%	4/20/22	270	270
4,8	Santander Retail Auto Lease Trust 2018-
	A	3.490%	5/20/22	620	619
4,8	Santander Retail Auto Lease Trust 2019-
	A	2.770%	6/20/22	1,860	1,868
4,8	Santander Retail Auto Lease Trust 2020-
	A	1.740%	7/20/23	3,170	3,113

4,8	Santander Retail Auto Lease Trust 2020-
	A	1.760%	3/20/24	920	900
4,8	Santander Retail Auto Lease Trust 2020-
	A	2.520%	11/20/24	470	445
4,8	SBA Tower Trust	3.156%	10/8/20	270	269
4,8	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	160	158
4,8	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	230	229
4,8	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	139	139
4,8	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	101
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	106	106
4,8	SMB Private Education Loan Trust 2016-
	A	2.700%	5/15/31	193	193
4,7,8	SMB Private Education Loan Trust 2016-
	B, 1M USD LIBOR + 1.500%	2.155%	2/17/32	179	171
4,7,8	SMB Private Education Loan Trust 2016-
	C, 1M USD LIBOR + 1.100%	1.805%	9/15/34	196	187
4,7,8	SMB Private Education Loan Trust 2017-
	A, 1M USD LIBOR + 0.900%	1.605%	9/15/34	219	209
4,8	SMB Private Education Loan Trust 2017-
	B	2.820%	10/15/35	392	393
4,8	SMB Private Education Loan Trust 2018-
	A	3.500%	2/15/36	1,450	1,455
4,8	SMB Private Education Loan Trust 2018-
	B	3.600%	1/15/37	754	775
4,8	SMB Private Education Loan Trust 2018-
	C	3.630%	11/15/35	1,010	1,018
4,8	SoFi Professional Loan Program 2016-B
	LLC	2.740%	10/25/32	107	107
4,8	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	131	129
4,8	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	132	130
4,7,8	SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	1.897%	1/25/39	34	33
4,8	SoFi Professional Loan Program 2017-A
	LLC	2.400%	3/26/40	37	36
4,8	SoFi Professional Loan Program 2017-B
	LLC	2.740%	5/25/40	255	253
4,7,8	SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	1.547%	7/25/40	21	20
4,8	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	306	302
4,8	SoFi Professional Loan Program 2017-E
	LLC	2.720%	11/26/40	400	396
4,8	SoFi Professional Loan Program 2017-F
	LLC	2.840%	1/25/41	310	308
4,8	SoFi Professional Loan Program 2018-A
	LLC	2.390%	2/25/42	198	197
4,8	SoFi Professional Loan Program 2018-A
	LLC	2.950%	2/25/42	390	388
4,8	SoFi Professional Loan Program 2018-B
	LLC	3.340%	8/25/47	780	782
4,8	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,300	1,288
4,8	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,150	1,180

4,8	SoFi Professional Loan Program 2019-B
	LLC	3.090%	8/17/48	520	526
4,8	SoFi Professional Loan Program 2020-A	2.060%	5/15/46	1,627	1,616
4,8	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	430	422
4	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	290	295
4	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	1,600	1,606
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	280	284
4	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	1,945	1,967
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	290	301
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	380	395
4,8	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	204	197
4,8	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	88	79
4,8	Tesla Auto Lease Trust 2018-A	2.160%	10/20/22	1,400	1,386
4,8	Tesla Auto Lease Trust 2018-A	2.200%	11/21/22	400	397
4,8	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	978	980
4,8	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	360	365
4,8	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	330	342
4,8	Textainer Marine Containers Limited
	2019-A	3.960%	4/20/44	343	323
4,8	Tidewater Auto Receivables Trust 2018-
	AA	3.120%	7/15/22	48	48
4,8	Tidewater Auto Receivables Trust 2018-
	AA	3.450%	11/15/24	130	130
4,8	Tidewater Auto Receivables Trust 2018-
	AA	3.840%	11/15/24	200	202
4,8	Tidewater Auto Receivables Trust 2018-
	AA	4.300%	11/15/24	120	117
4,8	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	670
4	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	70	70
4	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	190	190
4	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	190	197
4	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	640	633
4	Toyota Auto Receivables 2019-D Owner
	Trust	1.990%	2/18/25	300	298
4	Toyota Auto Receivables 2020-A Owner
	Trust	1.680%	5/15/25	900	864
4,8	Trafigura Securitisation Finance plc 2017-
	1A	2.470%	12/15/20	1,050	1,049
4,8	Trafigura Securitisation Finance plc 2018-
	1A	3.730%	3/15/22	1,500	1,515
4,8	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	740	671
4,8	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	53	53
4,8	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	941	896
4	UBS Commercial Mortgage Trust 2012-
	C1	4.171%	5/10/45	30	31
4	UBS Commercial Mortgage Trust 2017-
	C7	3.679%	12/15/50	550	590
4	UBS Commercial Mortgage Trust 2019-
	C16	3.460%	4/15/52	167	172

4	UBS Commercial Mortgage Trust 2019-
	C18	3.035%	12/15/52	300	303
4,8	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	622
4	UBS-Barclays Commercial Mortgage
	Trust 2012-C4	2.850%	12/10/45	223	225
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.244%	4/10/46	150	152
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	50	51
4	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	450	450
4,8	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	392	398
4,8	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	199	187
4,8	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	430
4,8	Verizon Owner Trust 2017-3	2.530%	4/20/22	490	491
4,8	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	675
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	500	505
4	Verizon Owner Trust 2019-A	1.940%	4/22/24	1,580	1,487
4	Verizon Owner Trust 2020-A	1.850%	7/22/24	3,970	3,747
4	Verizon Owner Trust 2020-A	1.980%	7/22/24	500	499
4,8	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	299
4,8	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	270
4,8	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	80	80
4,8	VNDO 2013-PENN Mortgage Trust	3.947%	12/13/29	60	60
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.020%	11/21/22	530	526
4	Volkswagen Auto Loan Enhanced Trust
	2018-1	3.150%	7/22/24	220	229
4	Volkswagen Auto Loan Enhanced Trust
	2018-2	3.330%	2/20/25	220	225
4	WaMu Mortgage Pass-Through
	Certificates Series 2002-AR18 Trust	4.100%	1/25/33	6	5
4	WaMu Mortgage Pass-Through
	Certificates Series 2003-AR7 Trust	4.434%	8/25/33	6	6
4	WaMu Mortgage Pass-Through
	Certificates Series 2003-AR9 Trust	4.314%	9/25/33	9	8
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	622	632
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	136	140
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	777	810
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.283%	7/15/46	110	115
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,420	1,456
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	206
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	353
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	207
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	870	897
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	675	701

4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	638	664
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	1,990	2,092
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	1,445	1,518
4 Wells Fargo Commercial Mortgage Trust
2015-C29	4.219%	6/15/48	270	254
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	475	503
4 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	420	430
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	350	366
4 Wells Fargo Commercial Mortgage Trust
2015-C30	4.497%	9/15/58	270	254
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	899	965
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	275	288
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.534%	9/15/58	315	299
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	897	943
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	920	913
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	1,344	1,364
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.525%	12/15/49	260	276
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	240	260
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	520	553
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.157%	9/15/50	120	122
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	1,650	1,664
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	1,150	1,233
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	790	851
4 Wells Fargo Commercial Mortgage Trust
2017-C42	3.589%	12/15/50	375	402
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	194	204
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	710	772
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.514%	3/15/51	80	72
4 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	290	325
4 Wells Fargo Commercial Mortgage Trust
2018-C47	4.365%	9/15/61	1,160	1,272
4 Wells Fargo Commercial Mortgage Trust
2018-C48	4.245%	1/15/52	670	731
4 Wells Fargo Commercial Mortgage Trust
2019-C49	3.933%	3/15/52	210	224

4	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	210	234
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	230	241
4	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	510	514
4	Wells Fargo Commercial Mortgage Trust
	2019-C54	3.146%	12/15/52	560	576
4	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.547%	10/25/36	106	93
4,8	Wendys Funding LLC 2018-1	3.573%	3/15/48	156	142
4,8	WFLD 2014-MONT Mortgage Trust	3.755%	8/10/31	875	912
4,8	WFRBS Commercial Mortgage Trust
	2011-C3	4.375%	3/15/44	264	269
4	WFRBS Commercial Mortgage Trust
	2012-C10	2.875%	12/15/45	265	267
4	WFRBS Commercial Mortgage Trust
	2012-C7	3.431%	6/15/45	274	280
4	WFRBS Commercial Mortgage Trust
	2012-C7	4.090%	6/15/45	135	138
4	WFRBS Commercial Mortgage Trust
	2012-C8	3.001%	8/15/45	102	104
4	WFRBS Commercial Mortgage Trust
	2012-C9	2.870%	11/15/45	512	520
4	WFRBS Commercial Mortgage Trust
	2012-C9	3.388%	11/15/45	70	71
4	WFRBS Commercial Mortgage Trust
	2013-C13	3.345%	5/15/45	50	51
4	WFRBS Commercial Mortgage Trust
	2013-C15	3.720%	8/15/46	352	360
4	WFRBS Commercial Mortgage Trust
	2013-C15	4.153%	8/15/46	355	373
4	WFRBS Commercial Mortgage Trust
	2013-C16	4.415%	9/15/46	350	374
4	WFRBS Commercial Mortgage Trust
	2013-C17	3.558%	12/15/46	63	65
4	WFRBS Commercial Mortgage Trust
	2013-C17	4.023%	12/15/46	230	243
4	WFRBS Commercial Mortgage Trust
	2013-C18	3.676%	12/15/46	123	126
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.162%	12/15/46	665	710
4	WFRBS Commercial Mortgage Trust
	2013-C18	4.690%	12/15/46	140	146
4	WFRBS Commercial Mortgage Trust
	2014-C19	3.829%	3/15/47	780	812
4	WFRBS Commercial Mortgage Trust
	2014-C19	4.101%	3/15/47	530	567
4	WFRBS Commercial Mortgage Trust
	2014-C20	3.995%	5/15/47	965	1,009
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.378%	5/15/47	280	282
4	WFRBS Commercial Mortgage Trust
	2014-C20	4.513%	5/15/47	90	89
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.410%	8/15/47	31	32
4	WFRBS Commercial Mortgage Trust
	2014-C21	3.678%	8/15/47	989	1,031

4	WFRBS Commercial Mortgage Trust
	2014-C21	3.891%	8/15/47	170	173
4	WFRBS Commercial Mortgage Trust
	2014-C21	4.234%	8/15/47	300	280
4	WFRBS Commercial Mortgage Trust
	2014-C23	3.650%	10/15/57	514	536
4	WFRBS Commercial Mortgage Trust
	2014-C23	3.917%	10/15/57	340	362
4	WFRBS Commercial Mortgage Trust
	2014-C24	3.607%	11/15/47	542	554
4	WFRBS Commercial Mortgage Trust
	2014-LC14	3.766%	3/15/47	60	63
4	WFRBS Commercial Mortgage Trust
	2014-LC14	4.045%	3/15/47	1,203	1,229
4	World Omni Auto Receivables Trust 2018-
	A	2.890%	4/15/25	220	222
4	World Omni Auto Receivables Trust 2018-
	D	3.440%	12/16/24	130	134
4	World Omni Auto Receivables Trust 2019-
	A	3.220%	6/16/25	230	236
4	World Omni Auto Receivables Trust 2019-
	B	2.860%	6/16/25	170	172
4	World Omni Automobile Lease
	Securitization Trust 2019-B	2.030%	11/15/22	1,250	1,215
4	World Omni Automobile Lease
	Securitization Trust 2019-B	3.240%	7/15/24	210	211
4,8	World Omni Select Auto Trust A Series
	2018-1 A3	3.460%	3/15/23	410	413
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $383,814)					386,285
Corporate Bonds (63.7%)
Finance (26.7%)
	Banking (23.6%)
9	ABN AMRO Bank NV	6.375%	4/27/21	450	511
8	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,603
	Ally Financial Inc.	4.125%	2/13/22	250	246
	Ally Financial Inc.	4.625%	5/19/22	200	194
	Ally Financial Inc.	3.875%	5/21/24	140	129
	Ally Financial Inc.	5.750%	11/20/25	150	147
	American Express Co.	3.700%	11/5/21	2,050	2,103
	American Express Co.	2.750%	5/20/22	808	817
	American Express Co.	3.700%	8/3/23	5,492	5,769
	American Express Co.	2.500%	7/30/24	1,230	1,236
	American Express Credit Corp.	2.250%	5/5/21	218	218
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	1,085	1,094
7,10	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	2.700%	3.602%	5/17/26	250	153
8	Banco Santander Chile	2.500%	12/15/20	2,060	2,067
	Banco Santander SA	3.125%	2/23/23	600	595
	Banco Santander SA	2.706%	6/27/24	1,600	1,587
	Bank of America Corp.	2.625%	4/19/21	2,700	2,717
4	Bank of America Corp.	2.369%	7/21/21	3,725	3,720
4	Bank of America Corp.	2.328%	10/1/21	3,195	3,161
4	Bank of America Corp.	2.738%	1/23/22	1,000	999
4,9	Bank of America Corp.	0.736%	2/7/22	450	489
4	Bank of America Corp.	3.499%	5/17/22	1,810	1,828

4	Bank of America Corp.	3.124%	1/20/23	1,035	1,045
4	Bank of America Corp.	2.816%	7/21/23	500	506
4	Bank of America Corp.	3.004%	12/20/23	2,258	2,300
	Bank of America Corp.	4.125%	1/22/24	1,732	1,848
4	Bank of America Corp.	3.550%	3/5/24	4,968	5,142
	Bank of America Corp.	4.000%	4/1/24	300	320
4	Bank of America Corp.	3.864%	7/23/24	500	524
	Bank of America Corp.	4.000%	1/22/25	415	437
4	Bank of America Corp.	2.456%	10/22/25	750	751
4	Bank of America Corp.	3.366%	1/23/26	857	899
4	Bank of America Corp.	2.015%	2/13/26	1,100	1,077
	Bank of Montreal	2.900%	3/26/22	1,940	1,963
	Bank of Montreal	3.300%	2/5/24	2,510	2,619
4	Bank of Montreal	4.338%	10/5/28	375	376
	Bank of New York Mellon Corp.	2.050%	5/3/21	334	336
	Bank of New York Mellon Corp.	1.850%	1/27/23	880	884
	Bank of New York Mellon Corp.	2.950%	1/29/23	176	180
4	Bank of New York Mellon Corp.	2.661%	5/16/23	150	152
	Bank of New York Mellon Corp.	3.450%	8/11/23	2,743	2,871
	Bank of Nova Scotia	2.500%	1/8/21	945	944
	Bank of Nova Scotia	4.375%	1/13/21	290	291
	Bank of Nova Scotia	1.950%	2/1/23	3,190	3,161
	Bank of Nova Scotia	2.200%	2/3/25	1,600	1,590
11	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	610
8	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	1,090	1,076
8	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	1,250	1,216
8	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,780	1,804
11	Barclays Bank plc	10.000%	5/21/21	1,417	1,863
4	Barclays plc	4.610%	2/15/23	350	355
4	Barclays plc	3.932%	5/7/25	625	624
4,8	BNP Paribas SA	2.819%	11/19/25	1,560	1,542
10	BPCE SA	3.500%	4/24/20	700	431
	BPCE SA	2.750%	12/2/21	575	574
8	BPCE SA	2.375%	1/14/25	750	711
7,10	BPCE SA, 3M Australian Bank Bill Rate +
	1.100%	1.984%	4/26/23	660	403
7,10	BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	2.190%	4/24/20	430	265
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	855	867
4	Canadian Imperial Bank of Commerce	2.606%	7/22/23	4,830	4,869
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	4,435	4,669
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	520	536
4	Capital One Bank USA NA	2.014%	1/27/23	2,100	2,050
	Capital One Financial Corp.	3.050%	3/9/22	1,140	1,132
	Capital One NA	2.250%	9/13/21	450	441
	Capital One NA	2.150%	9/6/22	300	292
4	Citibank NA	2.844%	5/20/22	500	503
	Citibank NA	3.650%	1/23/24	2,000	2,095
7,10	Citibank NA, 3M Australian Bank Bill Rate
	+ 0.750%	1.655%	5/20/22	500	305
9	Citigroup Inc.	0.500%	1/29/22	295	319
	Citigroup Inc.	2.750%	4/25/22	3,685	3,722
4	Citigroup Inc.	2.312%	11/4/22	1,150	1,147
4	Citigroup Inc.	2.876%	7/24/23	1,440	1,451
4	Citigroup Inc.	4.044%	6/1/24	1,020	1,073
	Citigroup Inc.	3.750%	6/16/24	200	210
7,10	Citigroup Inc., 3M Australian Bank Bill
	Rate + 1.550%	2.405%	5/4/21	1,137	702

	Citizens Bank NA	3.250%	2/14/22	1,125	1,140
	Comerica Inc.	3.700%	7/31/23	1,865	1,914
8	Commonwealth Bank of Australia	2.750%	3/10/22	1,485	1,494
8	Commonwealth Bank of Australia	2.500%	9/18/22	1,762	1,764
8	Commonwealth Bank of Australia	3.450%	3/16/23	1,554	1,596
8	Commonwealth Bank of Australia	3.350%	6/4/24	1,000	1,038
7,10	Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	3.244%	6/3/26	100	61
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,760	1,758
8	Cooperatieve Rabobank UA	3.875%	9/26/23	2,245	2,374
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,434	2,498
8	Cooperatieve Rabobank UA	2.625%	7/22/24	675	648
10	Cooperatieve Rabobank UA	5.000%	7/2/25	300	186
7,10	Cooperatieve Rabobank UA, 3M
	Australian Bank Bill Rate + 2.500%	3.427%	7/2/25	892	549
	Credit Suisse AG	2.100%	11/12/21	2,700	2,687
4,8	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,403
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	2,410	2,406
9	Credit Suisse Group Funding Guernsey
	Ltd.	1.250%	4/14/22	295	318
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	926	946
8	Danske Bank A/S	2.750%	9/17/20	572	575
9	Danske Bank A/S	0.500%	5/6/21	991	1,088
8	Danske Bank A/S	2.000%	9/8/21	800	798
9	Danske Bank A/S	1.375%	5/24/22	295	319
4,8	Danske Bank A/S	3.001%	9/20/22	1,000	982
8	Danske Bank A/S	3.875%	9/12/23	1,000	993
	Discover Bank	4.200%	8/8/23	850	881
8	DNB Bank ASA	2.150%	12/2/22	1,500	1,481
	Fifth Third Bancorp	3.650%	1/25/24	900	930
	Fifth Third Bank	2.250%	6/14/21	686	687
	Fifth Third Bank	2.875%	10/1/21	510	519
	Fifth Third Bank	1.800%	1/30/23	800	790
	First Republic Bank	2.500%	6/6/22	2,265	2,231
4	First Republic Bank	1.912%	2/12/24	1,760	1,687
	Goldman Sachs Group Inc.	2.750%	9/15/20	740	742
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,250	1,250
	Goldman Sachs Group Inc.	2.875%	2/25/21	4,559	4,527
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,375	1,373
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,828	3,003
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,557	1,561
9	Goldman Sachs Group Inc.	1.375%	7/26/22	295	322
4	Goldman Sachs Group Inc.	2.876%	10/31/22	1,433	1,442
4	Goldman Sachs Group Inc.	2.908%	6/5/23	807	806
4	Goldman Sachs Group Inc.	2.905%	7/24/23	128	128
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,884
	Goldman Sachs Group Inc.	4.000%	3/3/24	200	208
	Goldman Sachs Group Inc.	3.850%	7/8/24	600	626
	Goldman Sachs Group Inc.	3.500%	1/23/25	295	302
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,500	2,537
4	Goldman Sachs Group Inc.	3.272%	9/29/25	1,500	1,524
7,10	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.053%	8/26/20	540	332
7,10	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.100%	5/16/23	300	182

7,10	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	1.923%	9/8/21	520	320
	HSBC Holdings plc	2.950%	5/25/21	3,665	3,678
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,717
	HSBC Holdings plc	4.000%	3/30/22	300	307
4	HSBC Holdings plc	3.262%	3/13/23	1,605	1,608
	HSBC Holdings plc	3.600%	5/25/23	920	921
4	HSBC Holdings plc	3.033%	11/22/23	2,941	2,809
12	HSBC Holdings plc	3.196%	12/5/23	1,600	1,134
4	HSBC Holdings plc	3.950%	5/18/24	1,455	1,484
4	HSBC Holdings plc	3.803%	3/11/25	1,235	1,282
4	HSBC Holdings plc	2.633%	11/7/25	1,029	1,016
	Huntington Bancshares Inc.	4.350%	2/4/23	200	200
	Huntington National Bank	2.500%	8/7/22	2,647	2,653
	Huntington National Bank	3.550%	10/6/23	2,065	2,140
8	ING Bank NV	2.050%	8/15/21	500	495
8	Intesa Sanpaolo SPA	3.250%	9/23/24	1,690	1,572
9	JPMorgan Chase & Co.	2.625%	4/23/21	445	498
	JPMorgan Chase & Co.	2.295%	8/15/21	245	245
	JPMorgan Chase & Co.	4.500%	1/24/22	700	731
4	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,527
9	JPMorgan Chase & Co.	2.750%	8/24/22	1,020	1,156
	JPMorgan Chase & Co.	3.250%	9/23/22	1,215	1,251
	JPMorgan Chase & Co.	2.972%	1/15/23	3,391	3,419
4	JPMorgan Chase & Co.	3.207%	4/1/23	1,340	1,361
4	JPMorgan Chase & Co.	2.776%	4/25/23	3,284	3,325
	JPMorgan Chase & Co.	2.700%	5/18/23	947	972
4	JPMorgan Chase & Co.	3.559%	4/23/24	1,345	1,397
4	JPMorgan Chase & Co.	3.797%	7/23/24	300	315
4	JPMorgan Chase & Co.	4.023%	12/5/24	1,662	1,762
	JPMorgan Chase & Co.	3.125%	1/23/25	150	156
4	JPMorgan Chase & Co.	2.301%	10/15/25	3,750	3,750
4	JPMorgan Chase & Co.	2.005%	3/13/26	500	494
	KeyBank NA	2.500%	11/22/21	250	250
	KeyBank NA	2.300%	9/14/22	420	421
9	Leeds Building Society	2.625%	4/1/21	400	447
9	Lloyds Banking Group plc	0.750%	11/9/21	450	486
4	Lloyds Banking Group plc	2.858%	3/17/23	755	745
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,499
4	Lloyds Banking Group plc	2.907%	11/7/23	2,800	2,744
	Macquarie Bank Ltd.	6.625%	4/7/21	170	171
7,10	Macquarie Bank Ltd., 3M Australian Bank
	Bill Rate + 0.750%	1.213%	6/21/22	1,800	1,100
10	Macquarie Bank Ltd.	1.750%	6/21/22	90	56
10	Macquarie Group Ltd.	3.250%	12/15/21	400	253
4	Macquarie Group Ltd.	3.189%	11/28/23	960	965
4,8	Macquarie Group Ltd.	3.189%	11/28/23	275	276
7,10	Macquarie Group Ltd., 3M Australian
	Bank Bill Rate + 1.150%	1.743%	12/15/22	1,150	700
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	679
7	Manufacturers & Traders Trust Co., 3M
	USD LIBOR + 0.640%	2.220%	12/1/21	245	238
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	571	572
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	535	548
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	260	259
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	3,405	3,456
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	2,210	2,206
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	4,898	4,888

	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,270	3,380
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	202
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	2,365	2,433
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	659
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,350	2,327
8	Mizuho Bank Ltd.	2.950%	10/17/22	480	491
	Mizuho Financial Group Inc.	2.273%	9/13/21	460	463
	Mizuho Financial Group Inc.	2.953%	2/28/22	715	725
4	Mizuho Financial Group Inc.	2.721%	7/16/23	2,000	1,995
4	Mizuho Financial Group Inc.	2.226%	5/25/26	600	587
	Morgan Stanley	5.750%	1/25/21	317	325
	Morgan Stanley	2.500%	4/21/21	449	450
	Morgan Stanley	5.500%	7/28/21	800	832
	Morgan Stanley	2.625%	11/17/21	6,485	6,493
	Morgan Stanley	2.750%	5/19/22	3,445	3,484
	Morgan Stanley	3.125%	1/23/23	5,005	5,118
	Morgan Stanley	3.750%	2/25/23	575	599
4	Morgan Stanley	3.737%	4/24/24	397	406
	Morgan Stanley	3.700%	10/23/24	200	211
4	Morgan Stanley	2.720%	7/22/25	2,215	2,240
	MUFG Americas Holdings Corp.	3.500%	6/18/22	891	886
8	MUFG Bank Ltd.	2.850%	9/8/21	700	710
	MUFG Union Bank NA	3.150%	4/1/22	3,350	3,353
	MUFG Union Bank NA	2.100%	12/9/22	1,000	1,007
8	National Bank of Canada	2.150%	10/7/22	1,500	1,472
	National Bank of Canada	2.100%	2/1/23	1,330	1,320
8	Nationwide Building Society	2.000%	1/27/23	1,575	1,541
4,8	Nationwide Building Society	3.766%	3/8/24	200	198
9	Nykredit Realkredit A/S	0.250%	1/20/23	1,000	1,052
	PNC Bank NA	2.550%	12/9/21	785	808
	PNC Bank NA	2.625%	2/17/22	4,309	4,457
	PNC Bank NA	2.700%	11/1/22	1,080	1,066
4	PNC Bank NA	2.028%	12/9/22	940	935
4	PNC Bank NA	1.743%	2/24/23	900	885
	PNC Bank NA	3.800%	7/25/23	500	544
	PNC Bank NA	3.300%	10/30/24	1,050	1,090
	PNC Financial Services Group Inc.	2.854%	11/9/22	523	527
	Regions Financial Corp.	2.750%	8/14/22	395	391
	Royal Bank of Canada	3.700%	10/5/23	1,915	1,994
	Royal Bank of Canada	2.550%	7/16/24	2,914	2,965
	Royal Bank of Canada	2.250%	11/1/24	2,430	2,453
	Royal Bank of Scotland Group plc	6.125%	12/15/22	267	275
	Royal Bank of Scotland Group plc	6.100%	6/10/23	75	77
	Royal Bank of Scotland Group plc	3.875%	9/12/23	200	199
	Royal Bank of Scotland Group plc	6.000%	12/19/23	450	465
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	305
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,600	1,587
	Santander Holdings USA Inc.	3.700%	3/28/22	2,374	2,327
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,389
	Santander Holdings USA Inc.	3.500%	6/7/24	1,000	948
4	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	1,970
4	Santander UK Group Holdings plc	4.796%	11/15/24	820	837
	Santander UK plc	3.750%	11/15/21	1,250	1,216
	Santander UK plc	2.100%	1/13/23	1,500	1,453
	Santander UK plc	4.000%	3/13/24	940	976
4,9	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	570	629
4,8	State Street Corp.	2.825%	3/30/23	480	485
	State Street Corp.	3.700%	11/20/23	1,000	1,039

4	State Street Corp.	3.776%	12/3/24	580	607
4	State Street Corp.	2.354%	11/1/25	1,330	1,292
4,8	State Street Corp.	2.901%	3/30/26	270	274
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	460	460
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,969	2,965
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	3,002	3,026
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	1,380	1,377
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	2,205	2,283
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,428
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	154
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,360	5,350
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,000	990
7,10	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	1.662%	3/29/22	1,227	752
	Svenska Handelsbanken AB	2.450%	3/30/21	1,300	1,304
9	Svenska Handelsbanken AB	4.375%	10/20/21	450	523
10	Svenska Handelsbanken AB	3.250%	9/27/23	390	250
	Svenska Handelsbanken AB	3.900%	11/20/23	2,581	2,526
11	Swedbank AB	1.250%	12/29/21	590	716
11	Swedbank AB	1.625%	12/28/22	1,120	1,349
	Synchrony Bank	3.000%	6/15/22	400	383
	Synchrony Financial	2.850%	7/25/22	780	743
	Synchrony Financial	4.250%	8/15/24	35	34
	Toronto-Dominion Bank	3.500%	7/19/23	4,700	4,923
	Toronto-Dominion Bank	2.650%	6/12/24	1,200	1,227
4	Truist Bank	3.525%	10/26/21	1,400	1,391
	Truist Bank	2.625%	1/15/22	3,540	3,576
	Truist Bank	2.800%	5/17/22	4,500	4,556
	Truist Bank	2.450%	8/1/22	3,771	3,785
4	Truist Bank	3.502%	8/2/22	3,000	3,014
	Truist Bank	3.200%	4/1/24	3,023	3,121
4	Truist Bank	3.689%	8/2/24	1,150	1,162
	Truist Bank	2.150%	12/6/24	1,945	1,918
	Truist Bank	1.500%	3/10/25	880	856
	Truist Financial Corp.	2.050%	5/10/21	539	538
	Truist Financial Corp.	2.700%	1/27/22	1,460	1,465
	Truist Financial Corp.	3.950%	3/22/22	100	102
	Truist Financial Corp.	3.050%	6/20/22	2,731	2,750
	Truist Financial Corp.	2.200%	3/16/23	1,090	1,094
	Truist Financial Corp.	3.750%	12/6/23	2,105	2,213
	Truist Financial Corp.	2.500%	8/1/24	475	466
	Truist Financial Corp.	2.850%	10/26/24	45	45
8	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,250	1,251
8	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,722	1,701
8	UBS Group Funding Switzerland AG	3.491%	5/23/23	210	211
4,8	UBS Group Funding Switzerland AG	2.859%	8/15/23	1,872	1,870
9	Unione di Banche Italiane SPA	1.000%	7/22/22	295	314
	US Bancorp	2.950%	7/15/22	1,180	1,203
	US Bancorp	3.375%	2/5/24	1,220	1,271
	US Bancorp	2.400%	7/30/24	1,250	1,248
	US Bank NA	3.450%	11/16/21	1,225	1,245
	US Bank NA	2.650%	5/23/22	2,155	2,190
	US Bank NA	1.950%	1/9/23	2,050	2,058
	US Bank NA	2.850%	1/23/23	250	255
§,*	Washington Mutual Bank / Debt not
	acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	687
	Wells Fargo & Co.	2.100%	7/26/21	1,170	1,167

	Wells Fargo & Co.	2.625%	7/22/22	5,110	5,174
	Wells Fargo & Co.	3.069%	1/24/23	1,010	1,026
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,543
	Wells Fargo & Co.	3.750%	1/24/24	2,525	2,674
4	Wells Fargo & Co.	2.406%	10/30/25	1,765	1,741
4	Wells Fargo & Co.	2.164%	2/11/26	790	770
7,10	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.100%	1.984%	4/27/22	657	401
7,10	Wells Fargo & Co., 3M Australian Bank
	Bill Rate + 1.320%	2.204%	7/27/21	1,635	1,004
4	Wells Fargo Bank NA	3.325%	7/23/21	8,364	8,364
	Wells Fargo Bank NA	3.625%	10/22/21	3,766	3,870
4	Wells Fargo Bank NA	2.082%	9/9/22	3,500	3,487
11	Wells Fargo Bank NA	5.250%	8/1/23	400	535
	Wells Fargo Bank NA	3.550%	8/14/23	4,184	4,382
	Westpac Banking Corp.	2.100%	5/13/21	221	220
	Westpac Banking Corp.	2.000%	8/19/21	5,400	5,377
	Westpac Banking Corp.	2.750%	1/11/23	4,210	4,247
	Westpac Banking Corp.	2.000%	1/13/23	1,080	1,067
	Westpac Banking Corp.	3.300%	2/26/24	2,365	2,454
7,10	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 1.800%	2.263%	6/22/28	1,100	618
7,10	Westpac Banking Corp., 3M Australian
	Bank Bill Rate + 3.100%	3.667%	3/10/26	1,200	736

	Brokerage (0.4%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,011
	Ameriprise Financial Inc.	3.000%	4/2/25	420	418
	BlackRock Inc.	3.375%	6/1/22	30	31
	BlackRock Inc.	3.500%	3/18/24	50	53
9	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	775	848
	Charles Schwab Corp.	3.550%	2/1/24	200	210
	Franklin Resources Inc.	2.800%	9/15/22	970	980
	Intercontinental Exchange Inc.	4.000%	10/15/23	930	1,007
	Invesco Finance plc	3.125%	11/30/22	1,000	1,001
§,*	Lehman Brothers Holdings E-Capital Trust
	I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.648%	1/16/25	1,000	979
	Stifel Financial Corp.	3.500%	12/1/20	405	398
	TD Ameritrade Holding Corp.	2.950%	4/1/22	200	200
	TD Ameritrade Holding Corp.	3.625%	4/1/25	100	104

	Finance Companies (0.1%)
	Air Lease Corp.	2.300%	2/1/25	1,000	798
10	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	1,150	707
8	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	440

	Insurance (1.3%)
	Aflac Inc.	3.625%	11/15/24	300	316
8	AIG Global Funding	2.150%	7/2/20	365	365
8	AIG Global Funding	2.700%	12/15/21	315	314
	Assurant Inc.	4.200%	9/27/23	300	322
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	50
	Berkshire Hathaway Inc.	2.750%	3/15/23	3,069	3,194
	Centene Corp.	4.750%	5/15/22	259	258
8	Centene Corp.	4.750%	1/15/25	100	102
8	Centene Corp.	5.375%	6/1/26	60	62

8	Centene Corp.	4.250%	12/15/27	120	118
	Chubb INA Holdings Inc.	2.875%	11/3/22	519	524
	Chubb INA Holdings Inc.	2.700%	3/13/23	795	808
	Chubb INA Holdings Inc.	3.350%	5/15/24	200	209
	Coventry Health Care Inc.	5.450%	6/15/21	300	306
8	Five Corners Funding Trust	4.419%	11/15/23	3,113	3,276
	Lincoln National Corp.	4.000%	9/1/23	303	308
	Loews Corp.	2.625%	5/15/23	200	197
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	330	337
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	442	444
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	402
8	MassMutual Global Funding II	2.750%	6/22/24	1,200	1,181
8	Metropolitan Life Global Funding I	3.600%	1/11/24	345	358
8	Principal Life Global Funding II	2.200%	4/8/20	685	685
	Progressive Corp.	3.750%	8/23/21	535	541
	Prudential Financial Inc.	4.500%	11/16/21	525	536
8	Reliance Standard Life Global Funding II	2.375%	5/4/20	920	920
8	Reliance Standard Life Global Funding II	2.150%	1/21/23	400	394
8	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,203
	Travelers Cos. Inc.	3.900%	11/1/20	105	106
	UnitedHealth Group Inc.	4.700%	2/15/21	250	254
	UnitedHealth Group Inc.	2.375%	10/15/22	3,000	3,036
	UnitedHealth Group Inc.	2.750%	2/15/23	400	410
	UnitedHealth Group Inc.	2.875%	3/15/23	800	821
	UnitedHealth Group Inc.	3.500%	2/15/24	1,543	1,638
	UnitedHealth Group Inc.	2.375%	8/15/24	1,080	1,108

	Real Estate Investment Trusts (1.3%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	700	692
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	1,635	1,708
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,106
	AvalonBay Communities Inc.	2.850%	3/15/23	400	403
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	190
	Brixmor Operating Partnership LP	3.875%	8/15/22	575	546
	Brixmor Operating Partnership LP	3.650%	6/15/24	915	838
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	143
	Camden Property Trust	2.950%	12/15/22	290	290
	Camden Property Trust	4.875%	6/15/23	410	435
	Camden Property Trust	4.250%	1/15/24	438	443
	Camden Property Trust	3.500%	9/15/24	180	182
	Digital Realty Trust LP	3.950%	7/1/22	840	867
	ERP Operating LP	3.000%	4/15/23	10	10
	Federal Realty Investment Trust	2.550%	1/15/21	449	447
	Federal Realty Investment Trust	3.000%	8/1/22	1,080	1,097
	Federal Realty Investment Trust	2.750%	6/1/23	260	266
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	306
	Healthpeak Properties Inc.	4.250%	11/15/23	850	862
	Healthpeak Properties Inc.	4.200%	3/1/24	195	198
	Healthpeak Properties Inc.	3.875%	8/15/24	202	200
	Healthpeak Properties Inc.	3.400%	2/1/25	280	262
	Highwoods Realty LP	3.200%	6/15/21	250	253
	Kimco Realty Corp.	3.400%	11/1/22	200	201
	Kimco Realty Corp.	3.125%	6/1/23	532	529
8	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	55	43
10	Lendlease Finance Ltd.	6.000%	5/13/20	290	179
	Mid-America Apartments LP	4.300%	10/15/23	135	139
	Omega Healthcare Investors Inc.	4.950%	4/1/24	232	228

Prologis LP	4.250%	8/15/23	30	31
Realty Income Corp.	3.250%	10/15/22	2,580	2,578
Realty Income Corp.	3.875%	7/15/24	40	40
Realty Income Corp.	3.875%	4/15/25	485	493
Sabra Health Care LP / Sabra Capital
Corp.	4.800%	6/1/24	1,010	1,073
Simon Property Group LP	2.500%	7/15/21	800	785
Simon Property Group LP	2.350%	1/30/22	1,295	1,291
Simon Property Group LP	2.750%	2/1/23	200	195
Simon Property Group LP	2.000%	9/13/24	1,500	1,439
Ventas Realty LP	3.750%	5/1/24	355	353
Ventas Realty LP	3.500%	2/1/25	80	79
Weingarten Realty Investors	3.500%	4/15/23	150	155
Welltower Inc.	3.750%	3/15/23	729	713
Welltower Inc.	3.950%	9/1/23	1,095	1,106
Welltower Inc.	3.625%	3/15/24	565	566
Welltower Inc.	4.000%	6/1/25	280	283
				504,731
Industrial (32.8%)
Basic Industry (0.7%)
8 Air Liquide Finance SA	2.250%	9/27/23	1,435	1,419
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	210	203
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	520	549
8 Chevron Phillips Chemical Co. LLC /
Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,710	1,666
DuPont de Nemours Inc.	4.205%	11/15/23	1,640	1,724
Eastman Chemical Co.	3.600%	8/15/22	575	582
Ecolab Inc.	4.350%	12/8/21	303	312
Ecolab Inc.	2.375%	8/10/22	885	885
FMC Corp.	3.950%	2/1/22	610	626
8 Graphic Packaging International LLC	3.500%	3/15/28	40	35
LYB International Finance BV	4.000%	7/15/23	700	686
LyondellBasell Industries NV	6.000%	11/15/21	445	454
LyondellBasell Industries NV	5.750%	4/15/24	400	437
Newmont Corp.	3.625%	6/9/21	30	30
Newmont Corp.	3.700%	3/15/23	343	344
8 Novelis Corp.	4.750%	1/30/30	55	49
Nutrien Ltd.	3.150%	10/1/22	460	472
Nutrien Ltd.	3.500%	6/1/23	55	60
Nutrien Ltd.	3.625%	3/15/24	140	139
8 OCI NV	5.250%	11/1/24	30	28
Praxair Inc.	2.200%	8/15/22	85	84
Steel Dynamics Inc.	2.800%	12/15/24	445	415
Vale Overseas Ltd.	6.250%	8/10/26	105	115
9 Vale SA	3.750%	1/10/23	100	108
WestRock RKT Co.	4.900%	3/1/22	105	107
WestRock RKT Co.	4.000%	3/1/23	1,010	1,009

Capital Goods (2.5%)
3M Co.	2.750%	3/1/22	1,200	1,216
3M Co.	1.750%	2/14/23	1,060	1,053
3M Co.	2.250%	3/15/23	790	796
3M Co.	2.650%	4/15/25	820	843
8 Airbus Finance BV	2.700%	4/17/23	225	223
8 American Builders & Contractors Supply
Co. Inc.	4.000%	1/15/28	30	27
Ball Corp.	5.000%	3/15/22	30	31

Ball Corp.	4.000%	11/15/23	215	217
Ball Corp.	4.875%	3/15/26	120	125
Berry Global Inc.	5.500%	5/15/22	80	80
Berry Global Inc.	6.000%	10/15/22	8	8
8 Berry Global Inc.	4.875%	7/15/26	195	197
Boeing Co.	1.875%	6/15/23	500	459
Boeing Co.	2.800%	3/1/24	565	534
Boeing Co.	2.850%	10/30/24	245	228
8 Carrier Global Corp.	1.923%	2/15/23	675	657
8 Carrier Global Corp.	2.242%	2/15/25	1,629	1,571
Caterpillar Financial Services Corp.	1.850%	9/4/20	245	244
Caterpillar Financial Services Corp.	2.400%	6/6/22	1,900	1,904
Caterpillar Financial Services Corp.	1.900%	9/6/22	3,322	3,274
Caterpillar Financial Services Corp.	1.950%	11/18/22	435	433
Caterpillar Financial Services Corp.	2.550%	11/29/22	630	631
Caterpillar Financial Services Corp.	2.625%	3/1/23	420	418
Caterpillar Financial Services Corp.	3.450%	5/15/23	30	31
Caterpillar Financial Services Corp.	3.750%	11/24/23	730	759
Caterpillar Financial Services Corp.	3.300%	6/9/24	545	557
8 CFX Escrow Corp.	6.000%	2/15/24	150	147
8 Clean Harbors Inc.	4.875%	7/15/27	110	108
CNH Industrial Capital LLC	4.875%	4/1/21	95	95
CNH Industrial Capital LLC	3.875%	10/15/21	230	222
CNH Industrial Capital LLC	4.375%	4/5/22	750	724
CNH Industrial NV	4.500%	8/15/23	1,105	1,077
Deere & Co.	2.600%	6/8/22	20	20
Deere & Co.	2.750%	4/15/25	785	816
Embraer Netherlands Finance BV	5.050%	6/15/25	200	165
Embraer Overseas Ltd.	5.696%	9/16/23	37	31
Embraer SA	5.150%	6/15/22	610	531
General Dynamics Corp.	3.375%	5/15/23	30	31
General Dynamics Corp.	1.875%	8/15/23	235	234
General Dynamics Corp.	2.375%	11/15/24	30	31
General Dynamics Corp.	3.250%	4/1/25	1,510	1,592
9 Honeywell International Inc.	0.000%	3/10/24	200	213
8 Huntington Ingalls Industries Inc.	3.844%	5/1/25	945	973
Illinois Tool Works Inc.	3.375%	9/15/21	80	82
Illinois Tool Works Inc.	3.500%	3/1/24	10	10
John Deere Capital Corp.	3.900%	7/12/21	50	51
John Deere Capital Corp.	1.950%	6/13/22	670	660
John Deere Capital Corp.	1.200%	4/6/23	420	411
John Deere Capital Corp.	3.450%	6/7/23	15	15
John Deere Capital Corp.	2.650%	6/24/24	80	79
Johnson Controls International plc	3.750%	12/1/21	25	26
Johnson Controls International plc	3.625%	7/2/24	303	317
8 L3Harris Technologies Inc.	4.950%	2/15/21	710	721
8 L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,711
8 L3Harris Technologies Inc.	3.950%	5/28/24	390	412
Lockheed Martin Corp.	3.100%	1/15/23	45	46
8 Mueller Water Products Inc.	5.500%	6/15/26	50	48
Northrop Grumman Corp.	3.500%	3/15/21	165	167
Northrop Grumman Corp.	2.550%	10/15/22	2,588	2,585
Northrop Grumman Corp.	2.930%	1/15/25	1,302	1,320
8 Otis Worldwide Corp.	2.056%	4/5/25	1,490	1,465
Parker-Hannifin Corp.	3.500%	9/15/22	200	203
Precision Castparts Corp.	2.500%	1/15/23	2,675	2,689
Raytheon Co.	2.500%	12/15/22	400	410
Raytheon Technologies Corp.	3.650%	8/16/23	1,045	1,103

	Republic Services Inc.	5.250%	11/15/21	35	36
	Republic Services Inc.	4.750%	5/15/23	65	69
7,8	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 3M USD LIBOR + 3.500%	5.331%	7/15/21	502	486
	Rockwell Collins Inc.	2.800%	3/15/22	2,730	2,755
	Rockwell Collins Inc.	3.200%	3/15/24	400	412
8	Sealed Air Corp.	4.000%	12/1/27	20	19
8	Silgan Holdings Inc.	4.125%	2/1/28	130	120
	Spirit AeroSystems Inc.	3.850%	6/15/26	20	17
	Stanley Black & Decker Inc.	3.400%	12/1/21	30	30
	Stanley Black & Decker Inc.	2.900%	11/1/22	1,700	1,698
9	Thales SA	0.000%	5/31/22	600	648
	TransDigm Inc.	6.500%	5/15/25	40	38
8	TransDigm Inc.	6.250%	3/15/26	100	100
8	Trivium Packaging Finance BV	5.500%	8/15/26	10	10
8	Trivium Packaging Finance BV	8.500%	8/15/27	10	10
	United Rentals North America Inc.	4.625%	10/15/25	345	324
	United Rentals North America Inc.	6.500%	12/15/26	60	61
	United Rentals North America Inc.	3.875%	11/15/27	120	114
	Waste Management Inc.	2.900%	9/15/22	500	503

	Communication (4.2%)
	American Tower Corp.	3.450%	9/15/21	184	185
	American Tower Corp.	3.000%	6/15/23	1,824	1,819
	AT&T Inc.	2.800%	2/17/21	200	201
	AT&T Inc.	4.450%	5/15/21	400	410
9	AT&T Inc.	2.650%	12/17/21	450	509
	AT&T Inc.	4.000%	1/15/22	600	614
	AT&T Inc.	3.200%	3/1/22	826	838
	AT&T Inc.	3.800%	3/15/22	1,701	1,756
	AT&T Inc.	3.400%	6/15/22	63	64
	AT&T Inc.	3.000%	6/30/22	1,166	1,175
	AT&T Inc.	2.625%	12/1/22	200	200
	AT&T Inc.	3.600%	2/17/23	3,418	3,518
	AT&T Inc.	3.400%	5/15/25	255	264
	CC Holdings GS V LLC / Crown Castle
	GS III Corp.	3.849%	4/15/23	762	765
8	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.750%	3/1/30	40	40
8	CCO Holdings LLC / CCO Holdings
	Capital Corp.	4.500%	8/15/30	55	54
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	7,052	7,288
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	290	343
	Comcast Corp.	1.625%	1/15/22	500	502
	Comcast Corp.	3.125%	7/15/22	500	515
	Comcast Corp.	2.850%	1/15/23	365	377
	Comcast Corp.	2.750%	3/1/23	1,075	1,108
	Comcast Corp.	3.600%	3/1/24	30	32
	Comcast Corp.	3.700%	4/15/24	2,722	2,923
	Comcast Corp.	3.100%	4/1/25	655	698
8	Connect Finco SARL / Connect US Finco
	LLC	6.750%	10/1/26	20	17
8	Cox Communications Inc.	3.150%	8/15/24	725	742
	Crown Castle International Corp.	4.875%	4/15/22	400	409

	Crown Castle International Corp.	5.250%	1/15/23	1,978	2,069
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,159
	Crown Castle International Corp.	3.200%	9/1/24	1,730	1,643
	CSC Holdings LLC	6.750%	11/15/21	150	154
8	CSC Holdings LLC	5.375%	2/1/28	150	153
8	CSC Holdings LLC	7.500%	4/1/28	30	32
8	Deutsche Telekom International Finance
	BV	1.950%	9/19/21	600	590
8	Deutsche Telekom International Finance
	BV	2.820%	1/19/22	2,887	2,854
8	Deutsche Telekom International Finance
	BV	2.485%	9/19/23	450	442
	Discovery Communications LLC	4.375%	6/15/21	255	258
	Discovery Communications LLC	3.300%	5/15/22	420	422
	Discovery Communications LLC	3.500%	6/15/22	485	491
	Discovery Communications LLC	2.950%	3/20/23	2,978	2,971
	Discovery Communications LLC	3.250%	4/1/23	300	300
	Discovery Communications LLC	3.800%	3/13/24	555	553
	Discovery Communications LLC	3.900%	11/15/24	852	845
8	Fox Corp.	3.666%	1/25/22	930	952
8	Fox Corp.	4.030%	1/25/24	90	94
6	Fox Corp.	3.050%	4/7/25	710	709
8	Front Range BidCo Inc.	4.000%	3/1/27	10	10
8	Front Range BidCo Inc.	6.125%	3/1/28	30	29
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	440	438
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,826
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	200	204
	Lamar Media Corp.	5.750%	2/1/26	30	31
8	Lamar Media Corp.	3.750%	2/15/28	40	37
8	Lamar Media Corp.	4.000%	2/15/30	30	28
8	Level 3 Financing Inc.	3.400%	3/1/27	10	10
8	Level 3 Financing Inc.	4.625%	9/15/27	80	80
	NBCUniversal Media LLC	2.875%	1/15/23	2,615	2,700
	Netflix Inc.	4.875%	4/15/28	115	117
	Netflix Inc.	5.875%	11/15/28	10	11
8	Netflix Inc.	4.875%	6/15/30	55	56
8	Nexstar Escrow Inc.	5.625%	7/15/27	60	57
	Omnicom Group Inc. / Omnicom Capital
	Inc.	3.625%	5/1/22	3,435	3,487
	Qwest Corp.	6.750%	12/1/21	1,100	1,112
	Rogers Communications Inc.	3.000%	3/15/23	70	71
8	Sirius XM Radio Inc.	4.625%	7/15/24	240	242
8	Sirius XM Radio Inc.	5.000%	8/1/27	20	20
9	Sky Ltd.	1.500%	9/15/21	395	439
8	Sky Ltd.	3.750%	9/16/24	595	630
8	Sky plc	3.125%	11/26/22	1,560	1,615
	Sprint Corp.	7.125%	6/15/24	55	60
8	Sprint Corp.	7.250%	2/1/28	65	65
	T-Mobile USA Inc.	6.000%	3/1/23	640	642
	T-Mobile USA Inc.	6.500%	1/15/24	290	294
	T-Mobile USA Inc.	4.500%	2/1/26	350	356
	Telefonica Emisiones SAU	5.462%	2/16/21	406	405
9	Telefonica Emisiones SAU	2.242%	5/27/22	600	679
10	Telstra Corp. Ltd.	7.750%	7/15/20	400	250
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	293
	TWDC Enterprises 18 Corp.	2.300%	2/12/21	15	15
8	Twitter Inc.	3.875%	12/15/27	60	58
	Verizon Communications Inc.	2.450%	11/1/22	100	101

	Verizon Communications Inc.	5.150%	9/15/23	1,750	1,954
	Verizon Communications Inc.	4.150%	3/15/24	300	322
	Verizon Communications Inc.	3.500%	11/1/24	700	746
7,10	Verizon Communications Inc., 3M
	Australian Bank Bill Rate + 1.220%	2.120%	2/17/23	1,030	630
	ViacomCBS Inc.	4.300%	2/15/21	220	218
	ViacomCBS Inc.	4.500%	3/1/21	425	428
	ViacomCBS Inc.	3.875%	12/15/21	1,297	1,268
	ViacomCBS Inc.	3.375%	3/1/22	400	398
	ViacomCBS Inc.	2.500%	2/15/23	488	458
	ViacomCBS Inc.	2.900%	6/1/23	611	577
	ViacomCBS Inc.	4.250%	9/1/23	4,312	4,397
9	Vivendi SA	0.000%	6/13/22	400	433
	Vodafone Group plc	3.750%	1/16/24	3,640	3,727
7,10	Vodafone Group plc, 3M Australian Bank
	Bill Rate + 1.050%	1.670%	12/13/22	140	85
	Walt Disney Co.	2.550%	2/15/22	60	61
	Walt Disney Co.	1.650%	9/1/22	235	236
	Walt Disney Co.	3.000%	9/15/22	1,000	1,033
	Walt Disney Co.	2.350%	12/1/22	200	204
	Walt Disney Co.	1.750%	8/30/24	500	504
	Walt Disney Co.	3.700%	9/15/24	10	11
	Walt Disney Co.	3.350%	3/24/25	1,575	1,717
	WPP Finance 2010	3.625%	9/7/22	30	30

	Consumer Cyclical (3.4%)
8	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	250	241
8	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	15	14
8	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	65	61
8	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,694
8	Allison Transmission Inc.	5.000%	10/1/24	40	38
8	Allison Transmission Inc.	4.750%	10/1/27	90	82
	Amazon.com Inc.	2.800%	8/22/24	400	425
	Amazon.com Inc.	5.200%	12/3/25	3,000	3,569
	American Axle & Manufacturing Inc.	6.625%	10/15/22	124	105
	American Honda Finance Corp.	1.650%	7/12/21	265	262
	American Honda Finance Corp.	1.700%	9/9/21	50	49
	American Honda Finance Corp.	3.375%	12/10/21	2,900	2,921
9	American Honda Finance Corp.	0.350%	8/26/22	1,900	2,032
	American Honda Finance Corp.	2.600%	11/16/22	80	79
	American Honda Finance Corp.	2.050%	1/10/23	100	98
	American Honda Finance Corp.	1.950%	5/10/23	2,000	1,960
	American Honda Finance Corp.	3.450%	7/14/23	790	806
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,076
8	Asbury Automotive Group Inc.	4.500%	3/1/28	52	45
	AutoZone Inc.	2.875%	1/15/23	115	117
	AutoZone Inc.	3.625%	4/15/25	1,600	1,624
8	Boyd Gaming Corp.	4.750%	12/1/27	20	16
8	Churchill Downs Inc.	5.500%	4/1/27	150	139
8	Churchill Downs Inc.	4.750%	1/15/28	55	48
	Costco Wholesale Corp.	2.750%	5/18/24	200	210
	Cummins Inc.	3.650%	10/1/23	200	212
9	FCA Bank SpA	1.250%	6/21/22	670	725
9	FCA Bank SpA	0.625%	11/24/22	300	318
10	Ford Motor Credit Co. LLC	3.588%	6/2/20	856	526
	Ford Motor Credit Co. LLC	3.339%	3/28/22	200	188
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	205
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	810

	Ford Motor Credit Co. LLC	5.584%	3/18/24	1,300	1,206
	General Motors Co.	4.875%	10/2/23	440	392
	General Motors Financial Co. Inc.	2.450%	11/6/20	150	145
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,050
	General Motors Financial Co. Inc.	4.375%	9/25/21	1,660	1,556
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,141
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	324
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	90
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	441
10	General Motors Financial Co. Inc.	3.850%	2/21/23	160	99
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	427
	General Motors Financial Co. Inc.	4.250%	5/15/23	200	181
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	91
	General Motors Financial Co. Inc.	5.100%	1/17/24	350	322
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	590
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,800	1,578
	General Motors Financial Co. Inc.	4.350%	4/9/25	250	217
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	98	90
8	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	153
8	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	931
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	60	57
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	75	69
	Lennar Corp.	5.375%	10/1/22	80	82
	Lennar Corp.	4.750%	5/30/25	30	29
	Lennar Corp.	5.250%	6/1/26	20	20
8	Live Nation Entertainment Inc.	4.750%	10/15/27	70	63
	Lowe's Cos. Inc.	4.625%	4/15/20	360	361
	Mastercard Inc.	3.375%	4/1/24	40	42
8	Mattamy Group Corp.	4.625%	3/1/30	25	22
	McDonald's Corp.	2.625%	1/15/22	60	61
	McDonald's Corp.	3.300%	7/1/25	1,500	1,553
	McDonald's Corp.	1.450%	9/1/25	700	669
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-
	Issuer Inc.	5.625%	5/1/24	170	162
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-
	Issuer Inc.	4.500%	9/1/26	80	69
8	NCL Corp. Ltd.	3.625%	12/15/24	55	34
8	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	335
8	Nissan Motor Acceptance Corp.	3.650%	9/21/21	850	833
8	Nissan Motor Acceptance Corp.	2.600%	9/28/22	410	402
8	Nissan Motor Acceptance Corp.	3.875%	9/21/23	1,725	1,745
8	Panther BF Aggregator 2 LP / Panther
	Finance Co. Inc.	6.250%	5/15/26	50	47
	PulteGroup Inc.	5.500%	3/1/26	80	79
	PulteGroup Inc.	5.000%	1/15/27	40	40
	Target Corp.	2.250%	4/15/25	1,000	1,018
	TJX Cos. Inc.	2.750%	6/15/21	290	291
	TJX Cos. Inc.	3.500%	4/15/25	1,500	1,534
	Toyota Motor Corp.	3.419%	7/20/23	50	51
	Toyota Motor Credit Corp.	4.500%	6/17/20	400	403
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	90
	Toyota Motor Credit Corp.	2.750%	5/17/21	415	415
	Toyota Motor Credit Corp.	3.300%	1/12/22	275	278
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	100
	Toyota Motor Credit Corp.	2.900%	3/30/23	3,300	3,325

	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,826
	Toyota Motor Credit Corp.	2.900%	4/17/24	70	71
	Toyota Motor Credit Corp.	3.000%	4/1/25	2,000	2,014
10	Volkswagen Financial Services Australia
	Pty Ltd.	3.100%	4/17/23	250	155
8	Volkswagen Group of America Finance
	LLC	2.500%	9/24/21	1,200	1,171
8	Volkswagen Group of America Finance
	LLC	4.000%	11/12/21	1,785	1,779
8	Volkswagen Group of America Finance
	LLC	2.700%	9/26/22	1,200	1,152
	Walmart Inc.	2.550%	4/11/23	1,582	1,636
	Walmart Inc.	3.400%	6/26/23	2,275	2,421
	Walmart Inc.	3.300%	4/22/24	500	535
	Walmart Inc.	2.850%	7/8/24	500	519
8	Yum| Brands Inc.	7.750%	4/1/25	15	16

	Consumer Noncyclical (11.0%)
	Abbott Laboratories	2.550%	3/15/22	30	30
	AbbVie Inc.	2.300%	5/14/21	2,130	2,129
	AbbVie Inc.	3.375%	11/14/21	675	684
8	AbbVie Inc.	2.150%	11/19/21	7,000	6,963
	AbbVie Inc.	2.900%	11/6/22	3,380	3,426
	AbbVie Inc.	3.200%	11/6/22	2,058	2,109
8	AbbVie Inc.	2.300%	11/21/22	7,500	7,501
	AbbVie Inc.	2.850%	5/14/23	100	101
	AbbVie Inc.	3.750%	11/14/23	725	753
8	AbbVie Inc.	2.600%	11/21/24	6,950	6,956
	Actavis Inc.	3.250%	10/1/22	416	416
	Allergan Funding SCS	3.450%	3/15/22	1,345	1,343
	Allergan Funding SCS	3.850%	6/15/24	1,914	1,972
	Allergan Inc.	2.800%	3/15/23	200	203
8	Allergan Sales LLC	5.000%	12/15/21	800	831
	Altria Group Inc.	3.490%	2/14/22	5,050	5,126
	Altria Group Inc.	2.850%	8/9/22	740	744
	AmerisourceBergen Corp.	3.500%	11/15/21	300	302
	Amgen Inc.	2.700%	5/1/22	565	570
	Amgen Inc.	2.650%	5/11/22	910	918
	Amgen Inc.	3.625%	5/15/22	149	153
	Amgen Inc.	1.900%	2/21/25	500	489
	Amgen Inc.	3.125%	5/1/25	100	104
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,339	1,380
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	70	71
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,750	2,964
8	Aramark Services Inc.	5.000%	2/1/28	30	28
	AstraZeneca plc	2.375%	6/12/22	90	90
	AstraZeneca plc	3.500%	8/17/23	290	304
	AstraZeneca plc	3.375%	11/16/25	500	523
	BAT Capital Corp.	2.764%	8/15/22	3,535	3,474
	BAT Capital Corp.	3.222%	8/15/24	1,500	1,481
	BAT Capital Corp.	4.700%	4/2/27	600	612
9	BAT International Finance plc	4.875%	2/24/21	360	411
11	BAT International Finance plc	1.750%	7/5/21	420	516
8	BAT International Finance plc	3.250%	6/7/22	1,535	1,517
8	Bausch Health Cos. Inc.	6.500%	3/15/22	180	183
8	Bausch Health Cos. Inc.	7.000%	3/15/24	250	257
8	Bausch Health Cos. Inc.	5.500%	11/1/25	60	60
8	Bausch Health Cos. Inc.	5.750%	8/15/27	70	71

8	Bausch Health Cos. Inc.	7.000%	1/15/28	30	31
8	Bausch Health Cos. Inc.	5.000%	1/30/28	25	24
	Baxalta Inc.	3.600%	6/23/22	100	105
	Baxter International Inc.	1.700%	8/15/21	600	595
	Becton Dickinson & Co.	3.125%	11/8/21	900	901
	Becton Dickinson & Co.	2.894%	6/6/22	400	400
	Becton Dickinson & Co.	3.363%	6/6/24	1,110	1,102
9	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	2,085	2,268
	Biogen Inc.	3.625%	9/15/22	1,275	1,309
	Boston Scientific Corp.	3.450%	3/1/24	835	852
8	Bristol-Myers Squibb Co.	2.550%	5/14/21	1,815	1,835
8	Bristol-Myers Squibb Co.	2.250%	8/15/21	300	301
8	Bristol-Myers Squibb Co.	2.600%	5/16/22	6,965	7,107
	Bristol-Myers Squibb Co.	2.000%	8/1/22	400	401
8	Bristol-Myers Squibb Co.	3.250%	8/15/22	1,735	1,785
8	Bristol-Myers Squibb Co.	3.550%	8/15/22	1,278	1,324
8	Bristol-Myers Squibb Co.	2.750%	2/15/23	1,500	1,524
8	Bristol-Myers Squibb Co.	3.250%	2/20/23	625	643
8	Bristol-Myers Squibb Co.	3.625%	5/15/24	600	636
8	Bristol-Myers Squibb Co.	2.900%	7/26/24	309	324
	Campbell Soup Co.	3.650%	3/15/23	72	73
8	Cigna Corp.	3.900%	2/15/22	965	996
8	Cigna Corp.	3.050%	11/30/22	1,350	1,306
8	Cigna Corp.	3.000%	7/15/23	1,600	1,609
	Cigna Corp.	3.750%	7/15/23	1,552	1,598
8	Cigna Corp.	3.500%	6/15/24	1,000	994
	Coca-Cola Co.	2.200%	5/25/22	60	61
9	Coca-Cola Co.	0.125%	9/22/22	300	325
	Coca-Cola Co.	1.750%	9/6/24	800	814
	Colgate-Palmolive Co.	2.300%	5/3/22	50	51
	CommonSpirit Health	4.200%	8/1/23	100	105
	CommonSpirit Health	2.760%	10/1/24	985	992
	Conagra Brands Inc.	4.950%	8/15/20	61	61
	Constellation Brands Inc.	2.650%	11/7/22	200	194
	Constellation Brands Inc.	4.250%	5/1/23	1,900	1,970
	Covidien International Finance SA	3.200%	6/15/22	300	309
	CVS Health Corp.	3.350%	3/9/21	4,933	4,966
	CVS Health Corp.	2.125%	6/1/21	1,525	1,515
	CVS Health Corp.	3.500%	7/20/22	1,000	1,021
	CVS Health Corp.	2.750%	12/1/22	1,200	1,207
	CVS Health Corp.	3.700%	3/9/23	9,730	10,084
	CVS Health Corp.	4.000%	12/5/23	1,500	1,566
	CVS Health Corp.	2.625%	8/15/24	1,900	1,889
	DaVita Inc.	5.125%	7/15/24	95	94
	DaVita Inc.	5.000%	5/1/25	10	10
	DH Europe Finance II Sarl	2.050%	11/15/22	2,400	2,354
	DH Europe Finance II Sarl	2.200%	11/15/24	1,400	1,362
9	DH Europe Finance SA	1.700%	1/4/22	300	335
9	Diageo Finance plc	0.250%	10/22/21	855	927
	Eli Lilly & Co.	2.350%	5/15/22	70	71
	Encompass Health Corp.	4.500%	2/1/28	20	20
	Estee Lauder Cos. Inc.	2.000%	12/1/24	250	248
	Express Scripts Holding Co.	2.600%	11/30/20	700	700
10	FBG Finance Pty Ltd.	3.750%	8/7/20	510	316
	General Mills Inc.	3.200%	4/16/21	715	723
	General Mills Inc.	2.600%	10/12/22	600	606
	Gilead Sciences Inc.	4.400%	12/1/21	200	207
	Gilead Sciences Inc.	3.250%	9/1/22	507	522

Gilead Sciences Inc.	2.500%	9/1/23	525	532
Gilead Sciences Inc.	3.700%	4/1/24	800	843
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	20	21
GlaxoSmithKline Capital plc	2.875%	6/1/22	8,222	8,435
GlaxoSmithKline Capital plc	3.000%	6/1/24	646	671
8 Grupo Bimbo SAB de CV	4.500%	1/25/22	300	301
Grupo Bimbo SAB de CV	4.500%	1/25/22	265	269
HCA Inc.	5.000%	3/15/24	2,170	2,249
HCA Inc.	5.375%	2/1/25	155	159
HCA Inc.	5.375%	9/1/26	40	41
HCA Inc.	3.500%	9/1/30	100	91
8 Hill-Rom Holdings Inc.	4.375%	9/15/27	90	89
8 Hologic Inc.	4.375%	10/15/25	300	300
Johnson & Johnson	2.250%	3/3/22	60	61
Kellogg Co.	3.125%	5/17/22	100	100
Keurig Dr Pepper Inc.	3.551%	5/25/21	3,579	3,619
Keurig Dr Pepper Inc.	4.057%	5/25/23	2,600	2,709
Keurig Dr Pepper Inc.	3.130%	12/15/23	680	689
8 Kraft Heinz Foods Co.	3.750%	4/1/30	100	95
Kroger Co.	2.600%	2/1/21	950	950
Kroger Co.	2.950%	11/1/21	1,653	1,667
Kroger Co.	3.400%	4/15/22	300	307
Kroger Co.	2.800%	8/1/22	1,272	1,287
Kroger Co.	3.850%	8/1/23	200	211
Kroger Co.	4.000%	2/1/24	409	431
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,760	1,810
Laboratory Corp. of America Holdings	3.250%	9/1/24	100	102
8 Lamb Weston Holdings Inc.	4.625%	11/1/24	222	219
8 Lamb Weston Holdings Inc.	4.875%	11/1/26	70	71
McCormick & Co. Inc.	2.700%	8/15/22	100	100
McCormick & Co. Inc.	3.150%	8/15/24	100	100
McKesson Corp.	2.700%	12/15/22	1,900	1,897
McKesson Corp.	2.850%	3/15/23	550	555
McKesson Corp.	3.796%	3/15/24	1,235	1,274
9 Medtronic Global Holdings SCA	0.000%	3/7/21	1,705	1,860
Medtronic Inc.	3.150%	3/15/22	50	52
Medtronic Inc.	2.750%	4/1/23	45	47
Merck & Co. Inc.	2.900%	3/7/24	130	135
8 Mondelez International Holdings
Netherlands BV	2.250%	9/19/24	2,200	2,157
8 Mylan Inc.	3.125%	1/15/23	865	849
Mylan NV	3.150%	6/15/21	1,500	1,486
9 Mylan NV	2.250%	11/22/24	220	243
Novartis Capital Corp.	2.400%	5/17/22	140	143
Novartis Capital Corp.	2.400%	9/21/22	294	298
Novartis Capital Corp.	3.400%	5/6/24	80	85
PepsiCo Inc.	2.250%	3/19/25	1,500	1,556
8 Performance Food Group Inc.	5.500%	6/1/24	119	111
8 Performance Food Group Inc.	5.500%	10/15/27	65	60
8 Pernod Ricard SA	5.750%	4/7/21	679	707
8 Pernod Ricard SA	4.450%	1/15/22	365	376
8 Pernod Ricard SA	4.250%	7/15/22	285	291
Pfizer Inc.	3.000%	6/15/23	250	259
Pfizer Inc.	2.950%	3/15/24	20	21
Philip Morris International Inc.	2.500%	8/22/22	600	616
Philip Morris International Inc.	2.500%	11/2/22	735	739
Philip Morris International Inc.	2.625%	3/6/23	225	223
Philip Morris International Inc.	2.125%	5/10/23	400	393

8 Post Holdings Inc.	5.750%	3/1/27	20	20
8 Post Holdings Inc.	4.625%	4/15/30	25	24
Procter & Gamble Co.	2.450%	3/25/25	700	734
Quest Diagnostics Inc.	4.700%	4/1/21	100	101
8 Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	5,840	5,772
8 Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,450	3,414
Reynolds American Inc.	4.000%	6/12/22	1,658	1,680
Shire Acquisitions Investments Ireland
DAC	2.400%	9/23/21	7,725	7,696
Shire Acquisitions Investments Ireland
DAC	2.875%	9/23/23	2,300	2,350
SSM Health Care Corp.	3.688%	6/1/23	750	723
Sysco Corp.	5.650%	4/1/25	500	521
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	4,965	5,032
8 Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	600	594
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	1,457	1,537
8 Tenet Healthcare Corp.	4.625%	9/1/24	50	48
8 Tenet Healthcare Corp.	4.875%	1/1/26	195	186
Thermo Fisher Scientific Inc.	3.000%	4/15/23	500	505
Thermo Fisher Scientific Inc.	4.133%	3/25/25	1,000	1,066
Tyson Foods Inc.	4.500%	6/15/22	300	310
Tyson Foods Inc.	3.900%	9/28/23	1,000	1,039
Tyson Foods Inc.	3.950%	8/15/24	1,801	1,933
Unilever Capital Corp.	2.600%	5/5/24	1,500	1,538
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,900	1,900
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	655	651
Zoetis Inc.	3.250%	2/1/23	419	427

Energy (5.7%)
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,023	971
BP Capital Markets America Inc.	3.245%	5/6/22	1,165	1,170
BP Capital Markets America Inc.	2.520%	9/19/22	1,455	1,439
BP Capital Markets America Inc.	2.750%	5/10/23	1,745	1,729
BP Capital Markets America Inc.	3.216%	11/28/23	3,370	3,419
BP Capital Markets America Inc.	3.790%	2/6/24	1,685	1,726
BP Capital Markets America Inc.	3.224%	4/14/24	620	627
BP Capital Markets plc	3.062%	3/17/22	45	45
BP Capital Markets plc	3.814%	2/10/24	1,100	1,128
Buckeye Partners LP	4.150%	7/1/23	95	85
Canadian Natural Resources Ltd.	2.950%	1/15/23	2,155	1,867
Canadian Natural Resources Ltd.	3.800%	4/15/24	535	451
Cenovus Energy Inc.	3.000%	8/15/22	750	536
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	2,785	2,451
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	1,620	1,361
Cimarex Energy Co.	4.375%	6/1/24	295	228
Concho Resources Inc.	4.375%	1/15/25	1,380	1,176
ConocoPhillips Co.	2.400%	12/15/22	710	708
Diamondback Energy Inc.	2.875%	12/1/24	1,480	1,051
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	306
Enbridge Energy Partners LP	5.875%	10/15/25	320	296
Enbridge Inc.	4.000%	10/1/23	600	590
Enbridge Inc.	2.500%	1/15/25	750	675
Energy Transfer Operating LP	4.650%	6/1/21	995	969
Energy Transfer Operating LP	5.200%	2/1/22	1,452	1,365
Energy Transfer Operating LP	3.600%	2/1/23	75	67
Energy Transfer Operating LP	4.250%	3/15/23	1,189	1,079
Energy Transfer Operating LP	4.200%	9/15/23	1,542	1,342

Energy Transfer Operating LP	5.875%	1/15/24	640	622
Energy Transfer Operating LP	4.900%	2/1/24	1,310	1,182
Energy Transfer Operating LP	4.500%	4/15/24	1,105	983
8 Eni SPA	4.000%	9/12/23	1,845	1,829
Enterprise Products Operating LLC	3.500%	2/1/22	1,820	1,854
Enterprise Products Operating LLC	3.900%	2/15/24	875	890
EQT Corp.	4.875%	11/15/21	461	369
EQT Corp.	3.000%	10/1/22	110	92
Exxon Mobil Corp.	2.019%	8/16/24	1,795	1,795
Husky Energy Inc.	3.950%	4/15/22	40	38
Kinder Morgan Energy Partners LP	5.800%	3/1/21	145	150
Kinder Morgan Energy Partners LP	5.000%	10/1/21	360	350
Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	113
Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,232
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	989
Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	385
Kinder Morgan Energy Partners LP	4.300%	5/1/24	475	473
Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	153
Kinder Morgan Inc.	3.150%	1/15/23	2,310	2,284
8 Kinder Morgan Inc./DE	5.000%	2/15/21	870	892
8 Kinder Morgan Inc./DE	5.625%	11/15/23	1,205	1,259
Marathon Oil Corp.	2.800%	11/1/22	2,510	1,926
Marathon Petroleum Corp.	3.400%	12/15/20	715	721
Marathon Petroleum Corp.	5.125%	3/1/21	900	871
Marathon Petroleum Corp.	4.750%	12/15/23	1,320	1,247
Marathon Petroleum Corp.	3.625%	9/15/24	480	407
8 MEG Energy Corp.	6.500%	1/15/25	114	71
8 Midwest Connector Capital Co. LLC	3.625%	4/1/22	1,600	1,537
8 Midwest Connector Capital Co. LLC	3.900%	4/1/24	1,175	1,082
8 MPLX LP	3.500%	12/1/22	1,103	1,082
MPLX LP	3.375%	3/15/23	475	465
MPLX LP	4.500%	7/15/23	70	61
MPLX LP	4.875%	12/1/24	920	804
Newfield Exploration Co.	5.750%	1/30/22	975	663
Newfield Exploration Co.	5.625%	7/1/24	200	101
Noble Energy Inc.	3.900%	11/15/24	550	440
Occidental Petroleum Corp.	4.850%	3/15/21	300	251
Occidental Petroleum Corp.	2.600%	8/13/21	2,065	1,652
Occidental Petroleum Corp.	3.125%	2/15/22	1,240	911
Occidental Petroleum Corp.	2.600%	4/15/22	75	54
Occidental Petroleum Corp.	2.700%	8/15/22	4,025	2,868
ONEOK Inc.	2.750%	9/1/24	870	771
ONEOK Partners LP	3.375%	10/1/22	145	137
ONEOK Partners LP	5.000%	9/15/23	610	558
Ovintiv Inc.	3.900%	11/15/21	140	96
8 Parsley Energy LLC / Parsley Finance
Corp.	5.375%	1/15/25	50	38
8 Parsley Energy LLC / Parsley Finance
Corp.	5.250%	8/15/25	30	23
Phillips 66	4.300%	4/1/22	1,535	1,541
Pioneer Natural Resources Co.	3.950%	7/15/22	35	34
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	615	607
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	885	809
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	300	271

Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	350	288
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	2,350	2,254
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	2,535	2,323
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	1,845	1,661
Sabine Pass Liquefaction LLC	5.625%	2/1/21	1,660	1,627
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,330	1,290
Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,007	2,797
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,505	1,407
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,405	1,293
Shell International Finance BV	2.250%	1/6/23	2,920	2,927
Shell International Finance BV	3.400%	8/12/23	120	125
Shell International Finance BV	2.000%	11/7/24	3,895	3,848
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	155	157
Spectra Energy Partners LP	3.500%	3/15/25	365	334
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,570	1,554
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	485	431
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,305	1,258
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.750%	3/15/24	90	79
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	50	42
Total Capital Canada Ltd.	2.750%	7/15/23	1,345	1,321
Total Capital International SA	2.875%	2/17/22	270	270
Total Capital International SA	2.700%	1/25/23	355	356
Total Capital International SA	2.434%	1/10/25	1,370	1,367
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,970	1,867
TransCanada PipeLines Ltd.	3.750%	10/16/23	870	845
Western Midstream Operating LP	3.100%	2/1/25	445	236
Williams Cos. Inc.	4.125%	11/15/20	1,025	1,028
Williams Cos. Inc.	7.875%	9/1/21	120	115
Williams Cos. Inc.	4.000%	11/15/21	395	359
Williams Cos. Inc.	3.600%	3/15/22	2,645	2,559
Williams Cos. Inc.	3.350%	8/15/22	270	257
Williams Cos. Inc.	3.700%	1/15/23	680	628
Williams Cos. Inc.	3.900%	1/15/25	40	34
WPX Energy Inc.	4.500%	1/15/30	60	32

Other Industrial (0.2%)
9 CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	450	497
8 CK Hutchison International 17 II Ltd.	2.250%	9/29/20	2,365	2,371

Technology (3.8%)
Adobe Inc.	1.700%	2/1/23	330	334
Apple Inc.	2.850%	5/6/21	60	61
Apple Inc.	2.150%	2/9/22	30	31
Apple Inc.	2.400%	1/13/23	100	103
Apple Inc.	2.850%	2/23/23	1,400	1,463
Apple Inc.	2.400%	5/3/23	1,340	1,391
Apple Inc.	3.000%	2/9/24	379	399
Apple Inc.	3.450%	5/6/24	1,870	2,018
Apple Inc.	2.850%	5/11/24	3,091	3,269
Apple Inc.	2.750%	1/13/25	475	502
Apple Inc.	3.200%	5/13/25	400	434

Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	280	276
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	2,780	2,753
8 Broadcom Inc.	3.125%	4/15/21	1,300	1,284
8 Broadcom Inc.	3.125%	10/15/22	1,150	1,139
CDW LLC / CDW Finance Corp .	5.000%	9/1/25	50	50
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	65	63
Cisco Systems Inc.	2.600%	2/28/23	80	82
8 CommScope Finance LLC	5.500%	3/1/24	70	71
8 CommScope Finance LLC	8.250%	3/1/27	20	19
8 CommScope Inc.	6.000%	3/1/26	115	114
8 Dell International LLC / EMC Corp.	4.420%	6/15/21	2,366	2,381
8 Dell International LLC / EMC Corp.	4.000%	7/15/24	275	277
Equifax Inc.	2.600%	12/1/24	601	579
9 Fidelity National Information Services Inc.	0.125%	5/21/21	600	654
9 Fidelity National Information Services Inc.	0.125%	12/3/22	1,000	1,072
Fidelity National Information Services Inc.	3.500%	4/15/23	800	823
Fiserv Inc.	2.750%	7/1/24	5,290	5,259
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,164
IBM Credit LLC	2.200%	9/8/22	180	181
Intel Corp.	3.100%	7/29/22	70	73
Intel Corp.	3.400%	3/25/25	975	1,064
Intel Corp.	3.700%	7/29/25	400	432
International Business Machines Corp.	2.500%	1/27/22	1,000	1,023
International Business Machines Corp.	2.850%	5/13/22	8,128	8,346
International Business Machines Corp.	1.875%	8/1/22	355	358
9 International Business Machines Corp.	0.375%	1/31/23	600	653
International Business Machines Corp.	3.000%	5/15/24	2,345	2,466
Marvell Technology Group Ltd.	4.200%	6/22/23	750	759
Microsoft Corp.	2.400%	2/6/22	20	20
Microsoft Corp.	2.375%	2/12/22	600	617
Microsoft Corp.	2.875%	2/6/24	55	59
8 NXP BV / NXP Funding LLC	3.875%	9/1/22	3,347	3,258
8 NXP BV / NXP Funding LLC	4.625%	6/1/23	500	511
8 NXP BV / NXP Funding LLC	4.875%	3/1/24	1,250	1,317
Oracle Corp.	2.500%	10/15/22	200	204
Oracle Corp.	2.625%	2/15/23	2,169	2,230
Oracle Corp.	3.625%	7/15/23	200	213
Oracle Corp.	2.400%	9/15/23	4,222	4,311
Oracle Corp.	2.500%	4/1/25	945	965
PayPal Holdings Inc.	2.200%	9/26/22	3,677	3,629
8 Qorvo Inc.	4.375%	10/15/29	35	32
QUALCOMM Inc.	2.600%	1/30/23	2,985	3,056
QUALCOMM Inc.	3.450%	5/20/25	1,200	1,285
8 SS&C Technologies Inc.	5.500%	9/30/27	60	63
Texas Instruments Inc.	1.850%	5/15/22	25	25
Texas Instruments Inc.	2.250%	5/1/23	45	46
Texas Instruments Inc.	1.375%	3/12/25	35	35
Global Payments Inc.	3.800%	4/1/21	1,500	1,540
Tyco Electronics Group SA	4.875%	1/15/21	380	390
Tyco Electronics Group SA	3.500%	2/3/22	925	937
Tyco Electronics Group SA	3.450%	8/1/24	440	460
Verisk Analytics Inc.	5.800%	5/1/21	315	325
Verisk Analytics Inc.	4.125%	9/12/22	450	469
VMware Inc.	2.300%	8/21/20	650	647
VMware Inc.	2.950%	8/21/22	1,853	1,842

	Western Digital Corp.	4.750%	2/15/26	105	106

	Transportation (1.3%)
8	Air Canada	7.750%	4/15/21	1,692	1,654
4,8	Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	593	604
10	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	403
10	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	154
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	200	201
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	100	105
	Canadian National Railway Co.	2.850%	12/15/21	200	201
8	Cargo Aircraft Management Inc.	4.750%	2/1/28	50	46
4	Continental Airlines 2000-1 Class A-1
	Pass Through Trust	8.048%	11/1/20	45	45
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	106	106
4	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	61	60
4	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	10/29/24	136	136
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	102	100
	CSX Corp.	3.400%	8/1/24	1,065	1,108
4	CSX Transportation Inc.	6.251%	1/15/23	89	96
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	8/10/22	133	137
4	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	125	128
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	116	116
	Delta Air Lines Inc.	3.800%	4/19/23	718	675
	Delta Air Lines Inc.	2.900%	10/28/24	595	476
8	ERAC USA Finance LLC	2.600%	12/1/21	300	297
8	ERAC USA Finance LLC	3.300%	10/15/22	1,000	1,001
8	ERAC USA Finance LLC	2.700%	11/1/23	700	685
	FedEx Corp.	3.400%	1/14/22	645	651
4,8	Heathrow Funding Ltd.	4.875%	7/15/23	1,275	1,324
	Norfolk Southern Corp.	3.250%	12/1/21	100	101
	Norfolk Southern Corp.	2.903%	2/15/23	165	168
8	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.200%	7/15/20	150	151
8	Penske Truck Leasing Co. LP / PTL
	Finance Corp.	3.300%	4/1/21	1,100	1,105
10	Qantas Airways Ltd.	7.500%	6/11/21	1,300	835
10	Qantas Airways Ltd.	7.750%	5/19/22	1,280	859
	Ryder System Inc.	2.875%	6/1/22	1,350	1,307
	Ryder System Inc.	2.500%	9/1/22	300	292
	Ryder System Inc.	3.650%	3/18/24	2,105	2,137
	Southwest Airlines Co.	2.750%	11/16/22	1,000	924
4	Southwest Airlines Co. 2007-1 Pass
	Through Trust	6.150%	2/1/24	62	65
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	467	420
	Union Pacific Corp.	3.200%	6/8/21	350	353
	Union Pacific Corp.	2.950%	3/1/22	2,319	2,353
	Union Pacific Corp.	4.163%	7/15/22	250	258
	Union Pacific Corp.	2.950%	1/15/23	797	803
	Union Pacific Corp.	3.500%	6/8/23	170	176
	Union Pacific Corp.	3.150%	3/1/24	1,040	1,083

	United Parcel Service Inc.	2.350%	5/16/22	230	233
	United Parcel Service I nc.	2.450%	10/1/22	1,000	997
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	122	133
10	WSO Finance Pty Ltd.	3.500%	7/14/23	310	196
					619,693
Utilities (4.2%)
	Electric (4.2%)
	AEP Texas Inc.	2.400%	10/1/22	700	703
	Ameren Corp.	2.500%	9/15/24	1,060	1,011
	Ameren Illinois Co.	2.700%	9/1/22	215	215
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	222
	Baltimore Gas & Electric Co.	2.800%	8/15/22	600	605
	Baltimore Gas & Electric Co.	3.350%	7/1/23	320	323
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,047	1,049
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,825	1,836
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,070	2,159
8	Berkshire Hathaway Energy Co.	4.050%	4/15/25	500	540
8	Calpine Corp.	4.500%	2/15/28	120	116
8	Calpine Corp.	5.125%	3/15/28	105	96
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	50	47
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,113
	CenterPoint Energy Inc.	2.500%	9/1/22	1,470	1,416
	CenterPoint Energy Inc.	3.850%	2/1/24	65	65
	Connecticut Light & Power Co.	2.500%	1/15/23	850	878
	Dominion Energy Inc.	2.750%	9/15/22	1,245	1,238
8	Dominion Energy Inc.	2.450%	1/15/23	100	99
7,8	Dominion Energy Inc., 3M USD LIBOR +
	0.400%	1.980%	12/1/20	5,439	5,418
	DTE Electric Co.	3.900%	6/1/21	420	425
	DTE Electric Co.	2.650%	6/15/22	30	30
	DTE Energy Co.	2.600%	6/15/22	1,170	1,147
	DTE Energy Co.	3.300%	6/15/22	1,000	1,008
	DTE Energy Co.	2.250%	11/1/22	2,495	2,459
	DTE Energy Co.	3.700%	8/1/23	1,995	2,013
	DTE Energy Co.	3.850%	12/1/23	330	332
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,441
	Duke Energy Corp.	3.950%	10/15/23	390	398
	Duke Energy Corp.	3.750%	4/15/24	200	205
9	E.ON SE	0.000%	10/24/22	410	443
	Edison International	4.950%	4/15/25	100	100
8	EDP Finance BV	5.250%	1/14/21	2,070	2,096
	Entergy Arkansas Inc.	3.750%	2/15/21	250	252
	Entergy Arkansas Inc.	3.050%	6/1/23	220	223
	Entergy Corp.	4.000%	7/15/22	1,260	1,280
	Entergy Louisiana LLC	4.800%	5/1/21	365	376
	Entergy Louisiana LLC	3.300%	12/1/22	205	207
	Entergy Louisiana LLC	4.050%	9/1/23	285	293
	Evergy Inc.	2.450%	9/15/24	1,500	1,471
	Exelon Corp.	2.450%	4/15/21	215	213
	Exelon Generation Co. LLC	3.400%	3/15/22	222	205
	FirstEnergy Corp.	2.850%	7/15/22	3,345	3,334
	FirstEnergy Corp.	4.250%	3/15/23	1,979	1,971
8	FirstEnergy Transmission LLC	4.350%	1/15/25	493	501
	Florida Power & Light Co.	2.750%	6/1/23	1,500	1,548
	Florida Power & Light Co.	2.850%	4/1/25	555	583
	Georgia Power Co.	2.400%	4/1/21	1,245	1,249
9	innogy Finance BV	6.500%	8/10/21	400	477

	ITC Holdings Corp.	2.700%	11/15/22	750	745
	LG&E & KU Energy LLC	4.375%	10/1/21	280	285
	MidAmerican Energy Co.	3.700%	9/15/23	165	164
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,053
	National Rural Utilities Cooperative
	Finance Corp.	1.750%	1/21/22	1,330	1,333
	National Rural Utilities Cooperative
	Finance Corp.	2.400%	4/25/22	50	48
	National Rural Utilities Cooperative
	Finance Corp.	2.700%	2/15/23	300	299
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	2,430	2,451
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	6,466	6,467
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	180	177
	NRG Energy Inc.	7.250%	5/15/26	448	469
	NSTAR Electric Co.	3.500%	9/15/21	470	485
	NSTAR Electric Co.	2.375%	10/15/22	225	224
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	235	240
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,455	1,471
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	330	336
	PECO Energy Co.	3.150%	10/15/25	115	120
	PPL Capital Funding Inc.	4.200%	6/15/22	50	50
	PPL Capital Funding Inc.	3.500%	12/1/22	225	224
	Progress Energy Inc.	4.400%	1/15/21	1,685	1,693
	Progress Energy Inc.	3.150%	4/1/22	520	516
	Public Service Electric & Gas Co.	2.375%	5/15/23	1,540	1,553
	Public Service Enterprise Group Inc.	2.650%	11/15/22	45	45
	Public Service Enterprise Group Inc.	2.875%	6/15/24	1,665	1,662
	Puget Energy Inc.	6.500%	12/15/20	625	638
	Puget Energy Inc.	6.000%	9/1/21	100	103
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,185
	Southwestern Electric Power Co.	3.550%	2/15/22	490	496
	Tampa Electric Co.	5.400%	5/15/21	370	380
7,10	Victoria Power Networks Finance Pty Ltd.,
	3M Australian Bank Bill Rate + 0.280%	1.167%	1/15/22	220	131
	Virginia Electric & Power Co.	3.450%	9/1/22	715	700
	Virginia Electric & Power Co.	2.750%	3/15/23	145	142
	Virginia Electric & Power Co.	3.450%	2/15/24	350	362
8	Vistra Operations Co. LLC	5.500%	9/1/26	30	31
8	Vistra Operations Co. LLC	5.625%	2/15/27	30	31
8	Vistra Operations Co. LLC	5.000%	7/31/27	65	66

	Natural Gas (0.0%)
8	Engie SA	2.875%	10/10/22	175	178
	Sempra Energy	2.900%	2/1/23	415	412
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	153

					79,547
Total Corporate Bonds (Cost $1,218,957)					1,203,971
Sovereign Bonds (4.8%)
8	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	444
	Arab Petroleum Investments Corp.	4.125%	9/18/23	200	200
	Arab Republic of Egypt	8.700%	3/1/49	200	165
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	226
8	Avi Funding Co. Ltd.	2.850%	9/16/20	275	277
8	Banco del Estado de Chile	2.704%	1/9/25	250	255
8	Banque Ouest Africaine de
	Developpement	5.500%	5/6/21	200	201

8	Banque Ouest Africaine de
	Developpement	5.000%	7/27/27	430	392
8	Bermuda	4.138%	1/3/23	200	200
8	BNG Bank NV	2.125%	12/14/20	866	873
8	BOC Aviation Ltd.	2.375%	9/15/21	790	796
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	503
8	CDP Financial Inc.	3.150%	7/24/24	670	730
	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,622	1,669
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	200
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	837	877
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	710	757
	CNPC General Capital Ltd.	3.950%	4/19/22	200	207
	Comision Federal de Electricidad	4.875%	5/26/21	400	386
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	535	521
	Corp. Andina de Fomento	2.200%	7/18/20	937	939
	Corp. Andina de Fomento	4.375%	6/15/22	413	438
8	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	150
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	199
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,160	1,127
8	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,484
8,13	Dexia Credit Local SA	1.875%	9/15/21	235	239
8	Dexia Credit Local SA	2.375%	9/20/22	250	255
4	Dominican Republic	7.500%	5/6/21	103	103
	Dominican Republic	6.600%	1/28/24	185	182
8	Dominican Republic	5.875%	1/30/60	497	415
8	Electricite de France SA	4.500%	9/21/28	200	219
8	Emirate of Abu Dhabi	2.125%	9/30/24	5,750	5,682
	Emirate of Abu Dhabi	2.125%	9/30/24	815	804
	Empresa Nacional del Petroleo	4.750%	12/6/21	235	232
	Empresa Nacional del Petroleo	4.375%	10/30/24	400	388
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	236
4	Empresa Nacional del Petroleo	5.250%	11/6/29	400	392
	Export-Import Bank of India	2.750%	4/1/20	200	200
	Export-Import Bank of India	2.750%	8/12/20	200	200
	Export-Import Bank of Korea	5.125%	6/29/20	500	505
	Fondo MIVIVIENDA SA	3.500%	1/31/23	630	599
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	270	281
	Harvest Operations Corp.	3.000%	9/21/22	200	207
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	560
8	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	1,240	1,237
	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	200	199
	Industrial & Commercial Bank of China
	Ltd.	2.905%	11/13/20	250	252
7	Industrial & Commercial Bank of China
	Ltd., 3M USD LIBOR + 0.750%	2.484%	11/8/20	500	500
7,14	Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	2.209%	7/21/20	144	144
14	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	256
8	KazMunayGas National Co. JSC	6.375%	10/24/48	400	395
	Kingdom of Morocco	4.250%	12/11/22	305	303
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,640
	Korea Development Bank	3.250%	2/19/24	295	310
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	205
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	200	202
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	937	964
8	Korea National Oil Corp.	2.875%	3/27/22	400	408
	Korea Western Power Co. Ltd.	2.375%	7/22/22	304	314

	KSA Sukuk Ltd.	2.894%	4/20/22	869	869
15	KSA Sukuk Ltd.	3.628%	4/20/27	850	863
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,376
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	230
4	Oriental Republic of Uruguay	4.500%	8/14/24	190	190
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,135
	Pertamina Persero PT	4.300%	5/20/23	200	198
	Perusahaan Listrik Negara PT	5.500%	11/22/21	912	914
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	225	225
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	661	658
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	198
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	639	649
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petroleos Mexicanos	6.875%	8/4/26	795	606
	Petronas Capital Ltd.	3.125%	3/18/22	380	385
	Petronas Capital Ltd.	7.875%	5/22/22	315	351
8	Province of Alberta	1.750%	8/26/20	3,734	3,748
	Province of Nova Scotia	8.250%	7/30/22	315	370
	Province of Ontario	4.400%	4/14/20	629	630
	Province of Ontario	1.875%	5/21/20	230	230
	Province of Quebec	2.750%	8/25/21	715	735
4	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	42	42
4,8	Ras Laffan Liquefied Natural Gas Co. Ltd.
	II	5.298%	9/30/20	11	11
	Republic of Chile	3.875%	8/5/20	180	180
4	Republic of Colombia	2.625%	3/15/23	1,000	970
4	Republic of Colombia	4.500%	1/28/26	1,025	1,029
	Republic of Croatia	6.625%	7/14/20	690	692
	Republic of Croatia	6.375%	3/24/21	1,215	1,239
	Republic of Guatemala	5.750%	6/6/22	300	305
	Republic of Honduras	8.750%	12/16/20	1,010	1,007
	Republic of Hungary	6.375%	3/29/21	2,324	2,405
	Republic of Hungary	5.375%	2/21/23	2,255	2,418
	Republic of Hungary	5.750%	11/22/23	711	779
8	Republic of Indonesia	3.700%	1/8/22	400	401
	Republic of Indonesia	3.750%	4/25/22	1,412	1,421
	Republic of Indonesia	5.875%	1/15/24	820	889
	Republic of Lithuania	6.125%	3/9/21	1,375	1,419
8	Republic of Lithuania	6.125%	3/9/21	195	201
	Republic of Lithuania	6.625%	2/1/22	880	949
4	Republic of Panama	4.000%	9/22/24	200	206
	Republic of Panama	7.125%	1/29/26	280	334
	Republic of Paraguay	4.625%	1/25/23	940	940
	Republic of Poland	5.125%	4/21/21	815	843
	Republic of Poland	5.000%	3/23/22	1,020	1,089
	Republic of Romania	4.375%	8/22/23	250	258
9	Republic of Romania	2.000%	12/8/26	1,074	1,170
9	Republic of Romania	2.124%	7/16/31	74	74
8,9	Republic of Romania	2.000%	1/28/32	1,608	1,580
	Republic of Serbia	7.250%	9/28/21	1,951	2,036
	Republic of Slovenia	5.500%	10/26/22	280	304
8	Republic of Slovenia	5.250%	2/18/24	300	337
	Republic of South Africa	5.875%	9/16/25	695	663
9	Republic of the Philippines	0.000%	2/3/23	1,199	1,244

	Sinopec Group Overseas Development
	2012 Ltd.	3.900%	5/17/22	277	285
	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	1,140	1,215
8	Sinopec Group Overseas Development
	2013 Ltd.	4.375%	10/17/23	800	854
	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	200	200
8	Sinopec Group Overseas Development
	2017 Ltd.	2.375%	4/12/20	785	785
	Sinopec Group Overseas Development
	2017 Ltd.	2.500%	9/13/22	1,332	1,337
7	State Bank of India/London, 3M Australian
	Bank Bill Rate + 0.950%	2.850%	4/6/20	1,100	1,100
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	264
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	692	698
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	323
	State of Israel	3.150%	6/30/23	525	545
9	State of Israel	1.500%	1/18/27	115	131
9	State of Israel	1.500%	1/16/29	137	160
	State of Israel	2.750%	7/3/30	334	334
	State of Kuwait	2.750%	3/20/22	2,078	2,087
	State of Qatar	4.500%	1/20/22	445	457
	State of Qatar	3.375%	3/14/24	700	712
	United Mexican States	3.625%	3/15/22	444	435
	United Mexican States	4.125%	1/21/26	375	376
9	United Mexican States	1.625%	4/8/26	359	373
	United Mexican States	4.150%	3/28/27	1,030	1,044
Total Sovereign Bonds (Cost $91,319)					89,955
Taxable Municipal Bonds (0.1%)
16	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	770	919
7	New Mexico Educational Assistance
	Foundation, 1M USD LIBOR + 0.700%	2.281%	1/2/25	159	158
Total Taxable Municipal Bonds (Cost $1,140)					1,077

				Shares
Temporary Cash Investment (5.9%)
Money Market Fund (5.9%)
17 Vanguard Market Liquidity Fund (Cost
$111,522)	0.943%			1,114,932	111,359

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
2-Year Interest Rate Swap, Receives 3M USD
LIBOR Quarterly, Pays 1.538% Semiannually	BNPSW	4/29/20	1.538%	13,827	—
Total Options Purchased (Cost $19)					—
Total Investments (100.7%) (Cost $1,915,869)					1,903,173
Other Asset and Liabilities-Net (-0.7%)					(10,791)
Net Assets (100%)					1,892,382

§ Security value determined using significant unobservable inputs.
* Non-income-producing security—security in default.
1 Securities with a value of $2,034,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $617,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3 Securities with a value of $4,538,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for se nior preferred stock.
6 Includes securities purchased on a when-issued or delayed -delivery basis for which the portfolio has not taken delivery as of March 31, 2020.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $336,111,000, representing 17.8% of net assets.
9 Face amount denominated in euro.
10 Face amount denominated in Australian dollars.
11 Face amount denominated in British pounds.
12 Face amount denominated in Canadian dollars.
13 Guaranteed by multiple countries.
14 Guaranteed by the Government of Japan.
15 Guaranteed by the Kingdom of Saudi Arabia.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
BNPSW—BNP Paribas.
CMT —Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
		Expirati		Underlying	Market
		on	Exercise	Swap	Value•
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly,
Pays 0.565% Semiannually	BNPSW	9/4/20	0.565%	7,667	(42)
2-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly,
Pays 0.505% Semiannually	DBAG	9/10/20	0.505%	7,667	(34)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.620%
Semiannually	BNPSW	5/6/20	1.620%	1,865	(165)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.836%
Semiannually	GSCM	4/9/20	1.836%	1,865	(204)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.602%
Semiannually	GSCM	5/5/20	1.602%	1,865	(162)
					(607)
Put Swaptions
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 0.765% Semiannually	BNPSW	9/4/20	0.765%	7,667	(2)
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.638% Semiannually	BNPSW	4/29/20	1.638%	27,654	—
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 0.505% Semiannually	DBAG	9/10/20	0.505%	7,667	(7)
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	1,865	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.836% Semiannually	GSCM	4/9/20	1.836%	1,865	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.602% Semiannually	GSCM	5/5/20	1.602%	1,865	—
					(9)
Total Options Written (Premiums Received $237)					(616)
BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note				June 2020	305	38,235	(9)
Ultra 10-Year U.S. Treasury Note				June 2020	49	7,646	117
30-Year U.S. Treasury Bond				June 2020	4	716	31
							139

Short Futures Contracts
2-Year U.S. Treasury Note				June 2020	(223)	(49,145)	(18)
Euro-Schatz				June 2020	(142)	(17,570)	32
AUD 3-Year Treasury Bond				June 2020	(31)	(2,233)	(8)
Euro-Bobl				June 2020	(27)	(4,026)	26
10-Year U.S. Treasury Note				June 2020	(17)	(2,358)	5
Ultra Long U.S. Treasury Bond				June 2020	(10)	(2,219)	(15)
Five-Year Government of Canada Bond				June 2020	(10)	(907)	(27)
Euro-Bund				June 2020	(8)	(1,522)	39
Long Gilt				June 2020	(8)	(1,353)	(20)
AUD 10-Year Treasury Bond				June 2020	(8)	(741)	5
							19
							158

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities LLC	6/16/20	EUR	1,448	USD	1,586	16	—
J.P. Morgan
Securities LLC	6/16/20	AUD	2,390	USD	1,474	—	(3)
Morgan
Stanley Capital
Services LLC	6/16/20	EUR	1,343	USD	1,454	31	—
Bank of
America, N.A.	6/16/20	EUR	1,271	USD	1,364	42	—
Citigroup
Global Markets
Inc.	6/16/20	EUR	947	USD	1,015	32	—
J.P. Morgan
Securities LLC	6/16/20	AUD	1,482	USD	907	5	—
J.P. Morgan
Securities LLC	6/16/20	GBP	292	USD	340	24	—

J.P. Morgan
Securities LLC	4/14/20	CAD	390	USD	293	—	(16)
J.P. Morgan
Securities LLC	6/16/20	EUR	171	USD	189	—	—
Barclays Bank
plc	6/16/20	EUR	98	USD	107	3	—
Royal Bank of
Canada	6/16/20	USD	31,325	EUR	27,988	364	—
Toronto-
Dominion Bank	6/16/20	USD	17,922	AUD	29,257	—	(78)
Morgan
Stanley Capital
Services LLC	6/16/20	USD	6,215	GBP	5,075	—	(97)
Bank of
Montreal	6/16/20	USD	5,692	EUR	5,100	51	—
Royal Bank of
Canada	4/14/20	USD	1,266	CAD	1,679	73	—
Morgan
Stanley Capital
Services LLC	4/14/20	USD	303	CAD	404	16	—
Deutsche Bank
AG	6/16/20	USD	100	EUR	92	—	(2)
J.P. Morgan
Securities LLC	6/16/20	USD	48	EUR	43	—	—
HSBC Bank
USA, N.A.	4/14/20	USD	10	CAD	14	—	—
Goldman
Sachs Bank
USA	4/14/20	USD	7	CAD	9	—	—
Morgan
Stanley Capital
Services LLC	6/16/20	USD	4	JPY	471	—	—
J.P. Morgan
Securities LLC	6/16/20	USD	4	EUR	4	—	—
UBS AG	4/14/20	USD	2	CAD	2	—	—

						657	(196)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
			Periodic		Unrealized
		Notional	Premium		Appreciation
	Termination	Amount	Received (Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-IG-S33-V1	12/20/24	USD 21,325	1.000	(60)	294

CDX-NA-IG-S34-V1	6/20/25	USD 79,415	1.000	(478)	(155)
					139

Credit Protection Purchased

CDX-NA-HY-S33-V2		12/20/24		USD	1,004	(5.000)	60	135

								274
Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date Counterparty		($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000	15	6	9	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	415	1.000	9	4	5	—

Boeing Co./A2	6/20/24	GSI	635	1.000	(83)	13	—	(96)

Metlife Inc./A3	12/20/20	GSCM	350	1.000	2	—	2	—

Metlife Inc./A3	12/20/21	BARC	160	1.000	1	—	1	—
People’s
Republic of
China/A3	6/20/22	BNPSW	665	1.000	12	3	9	—
People’s
Republic of
China/A3	6/20/24	GSI	295	1.000	7	6	1	—
Verizon
Communications
Inc./Baa1	12/20/22	GSI	835	1.000	—	8	—	(8)
					(37)	40	27	(104)

Credit Protection Purchased
American
International
Group Inc.	6/20/20	BOANA	280	(1.000)	(1)	—	—	(1)
American
International
Group Inc.	6/20/20	BOANA	280	(1.000)	(1)	—	—	(1)
American
International
Group Inc.	12/20/20	GSCM	350	(1.000)	(2)	(1)	—	(1)
American
International
Group Inc.	12/20/20	GSCM	175	(1.000)	(1)	—	—	(1)

Autozone Inc.	12/20/20	GSCM	240	(1.000)	(2)	(1)	—	(1)
Bank of China
Ltd.	12/20/21	BNPSW	300	(1.000)	(4)	—	—	(4)
Bank of China	6/20/22	BNPSW	665	(1.000)	(12)	—	—	(12)

Ltd.
Bank of China
Ltd.	6/20/23	BNPSW	515	(1.000)	(11)	(5)	—	(6)
Boeing Co.	12/20/24	JPMC	310	(1.000)	40	24	16	—
Commerzbank
AG	6/20/21	BOANA	590	(1.000)	—	2	—	(2)
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)	(1)	(1)	—	—
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)	(1)	(1)	—	—
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)	(1)	(1)	—	—
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)	(1)	—	—	(1)
CVS Health
Corp.	12/20/21	BARC	465	(1.000)	(6)	(5)	—	(1)
CVS Health
Corp.	12/20/21	BARC	160	(1.000)	(2)	(2)	—	—
CVS Health
Corp.	12/20/21	JPMC	700	(1.000)	(9)	(7)	—	(2)
Deutsche
Bank AG	12/20/22	JPMC	500	(1.000)	18	(1)	19	—
Dominion
Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(18)	(12)	—	(6)
Dominion
Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(18)	(12)	—	(6)
Federative
Republic of
Brazil	6/20/25	MSCS	375	(1.000)	28	49	—	(21)
Federative
Republic of
Brazil	12/20/25	BOANA	578	(1.000)	49	95	—	(46)
Federative
Republic of
Brazil	12/20/25	GSCM	275	(1.000)	23	42	—	(19)
Lincoln
National Corp.	6/20/21	BARC	80	(1.000)	(1)	—	—	(1)
Lincoln
National Corp.	6/20/21	BARC	80	(1.000)	(1)	(1)	—	—
Lincoln
National Corp.	12/20/21	BARC	160	(1.000)	(2)	—	—	(2)
McDonald's
Corp.	6/20/22	GSI	675	(1.000)	(12)	(10)	—	(2)

Raytheon Co.	12/20/21	GSI	585	(1.000)	(10)	(7)	—	(3)

Raytheon Co.	12/20/21	GSI	580	(1.000)	(9)	(7)	—	(2)
Republic of
Chile	12/20/25	BNPSW	270	(1.000)	2	9	—	(7)
Republic of
Colombia	12/20/25	JPMC	790	(1.000)	45	96	—	(51)
Republic of
South Africa	6/20/25	GSI	540	(1.000)	76	72	4	—
Republic of
South Africa	12/20/25	MSCS	190	(1.000)	27	28	—	(1)
Republic of
Turkey	6/20/25	JPMC	120	(1.000)	23	20	3	—
Societe
Generale SA	12/20/21	JPMC	235	(1.000)	(3)	—	—	(3)
Standard
Chartered
Bank	12/20/21	JPMC	395	(1.000)	(5)	—	—	(5)

State of Qatar	6/20/22	CITNA	50	(1.000)	—	—	—	—

UnitedHealth
Group Inc.	6/20/20	CSFBI	470	(1.000)	(1)	(1)	—	—
Wells Fargo &
Co.	9/20/20	BOANA	620	(1.000)	(1)	(1)	—	—
Total					195	361	42	(208)
Total					158	401	69	(312)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA —Bank of America, N.A.
CITNA—Citibank, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS —Morgan Stanley Capital Services LLC.
At March 31, 2020, the counterparties had deposited in segregated accounts securities with a value of
$614,000 and cash of $1,060,000 in connection with open forward currency contracts and open over-the-
counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/17/21	6/17/20[1]	6,311	1.250	(0.000)	55	2
6/17/22	6/17/20[1]	6,544	(1.000)	0.000	(85)	(12)
6/19/23	6/17/20[1]	9,043	(1.000)	0.000	(169)	(35)
6/17/24	6/17/20[1]	5,750	(1.000)	0.000	(131)	(41)
6/17/25	6/17/20[1]	8,051	(1.250)	0.000	(306)	(76)
6/17/27	6/17/20[1]	4,365	(1.250)	0.000	(199)	(50)
1/29/30	N/A	597	1.550	(1.775)	48	48
2/4/30	N/A	205	1.448	(1.751)	14	14
2/19/30	N/A	635	1.558	(1.692)	52	52
2/25/30	N/A	2,154	1.408	(1.679)	143	141
2/27/30	N/A	497	1.261	(1.638)	26	26
					(552)	69

1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contract s, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payme nt amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker.
The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers;
monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay a fixed rate and receive a floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out -of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-
the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgag e-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

H. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs a re noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	110,526	—	110,526
Asset-Backed/Commercial Mortgage-Backed
Securities	—	385,985	300	386,285
Corporate Bonds	—	1,203,971	—	1,203,971
Sovereign Bonds	—	89,955	—	89,955
Taxable Municipal Bonds	—	1,077	—	1,077
Temporary Cash Investments	111,359	—	—	111,359
Options Purchased	—	—	—	—
Total	111,359	1,791,514	300	1,903,173
Derivative Financial Instruments
Assets
Futures Contracts[1]	79	—	—	79
Forward Currency Contracts	—	657	—	657
Swap Contracts	24[1]	69	—	93
Total	103	726	—	829
Liabilities
Options Written	—	616	—	616
Futures Contracts[1]	109	—	—	109
Forward Currency Contracts	—	196	—	196
Swap Contracts	247[1]	312	—	559
Total	356	1,124	—	1,480

1 Represents variation margin on the last day of the reporting period.